As Filed with the Securities and Exchange Commission on October 22, 2013

Registration File Nos. 333-145064

811-08963

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 7	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

AMENDMENT NO. 37	☑

(Check appropriate box or boxes.)

TIAA-CREF LIFE SEPARATE

ACCOUNT VA-1

(Exact name of registrant)

TIAA-CREF LIFE INSURANCE COMPANY

(Name of depositor)

730 Third Avenue

New York, NY 10017-3206

(Address of depositor’s principal executive offices)

Depositor’s Telephone Number, including Area Code: (877) 825-0411

Ken Reitz

TIAA-CREF Life Insurance Company

8500 Andrew Carnegie Boulevard, MS C2-08

Charlotte, North Carolina 28262-8500

(704) 988-4455

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on May 1, 2013, pursuant to paragraph (b) of Rule 485

☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Deferred Variable Annuity Contract

PROSPECTUS

                    , 2013

INTELLIGENT VARIABLE ANNUITY

Individual Flexible Premium Deferred Variable Annuity Contract Funded Through

TIAA-CREF Life Separate Account VA-1 of TIAA-CREF Life Insurance Company

This prospectus describes information you should know before investing in the Intelligent Variable Annuity, an individual flexible premium deferred variable annuity contract offered by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) and funded through the TIAA-CREF Life Separate Account VA-1 (the “Separate Account”). Before you invest, please read this prospectus carefully, along with the fund prospectuses, and keep it for future reference.

The Contract is designed for individual investors who desire to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes and to receive future payment of those funds as lifetime income or through other payment options. The Contract is not available for purchase as part of any tax-qualified retirement plan.

Whether the Contract or certain investment options are available to you is subject to approval by regulatory authorities in your state.

You may allocate your Premiums and Accumulation Value to the Investment Accounts of the Separate Account, each of which in turn, invests in one of the following mutual funds (“Portfolios”).

TIAA-CREF Life Balanced Fund

TIAA-CREF Life Bond Fund

TIAA-CREF Life Growth Equity Fund

TIAA-CREF Life Growth & Income Fund

TIAA-CREF Life International Equity Fund

TIAA-CREF Life Large-Cap Value Fund

TIAA-CREF Life Money Market Fund

TIAA-CREF Life Real Estate Securities Fund

TIAA-CREF Life Small-Cap Equity Fund

TIAA-CREF Life Social Choice Equity Fund

TIAA-CREF Life Stock Index Fund

Calamos Growth and Income Portfolio[1]

DFA VA Global Bond Portfolio

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA Short-Term Fixed Portfolio

DFA VA US Large Value Portfolio

DFA VA US Targeted Value Portfolio

Delaware VIP Diversified Income Series—Standard Class Delaware VIP International Value Equity Series—Standard Class Delaware VIP Small Cap Value Series—Standard Class

Franklin Income Securities Fund—Class 1

Franklin Small-Mid Cap Growth Securities Fund—Class 1 Mutual Shares Securities Fund—Class 1

Templeton Developing Markets Securities Fund—Class 1

ING Clarion Global Real Estate Portfolio—Class I

Janus Aspen Forty Portfolio—Institutional Shares

Janus Aspen Overseas Portfolio—Institutional Shares[2]

Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares

ClearBridge Variable Aggressive Growth Portfolio—Class I3

Western Asset Variable Global

High Yield Bond Portfolio—Class I4

ClearBridge Variable Small Cap

Growth Portfolio—Class I5

MFS Growth Series—Initial Class[6]

MFS Global Equity Series—Initial Class

MFS Investors Growth Stock Series—Initial Class

MFS Utilities Series—Initial Class

Neuberger Berman Advisers Management Trust

Large Cap Value Portfolio—I Class

Neuberger Berman Advisers Management Trust

Mid Cap Intrinsic Value Portfolio—I Class

PIMCO VIT All Asset Portfolio—Institutional Class

PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class

PIMCO VIT Real Return Portfolio—Institutional Class

PVC Equity Income Account—Class 1

PVC MidCap Account—Class 1[7]

Prudential Series Fund—Jennison 20/20 Focus

Portfolio—Class II

Prudential Series Fund—Natural Resources

Portfolio—Class II

Prudential Series Fund—Value Portfolio—Class II

Royce Capital Fund Micro-Cap Portfolio—Investment Class Royce Capital Fund Small-Cap Portfolio—Investment Class

T. Rowe Price® Limited-Term Bond Portfolio

Wanger International

Wanger Select

Wanger USA

[1]   Closed to new investors 7/30/12

[2]   Closed to new investors 2/18/13

[3]   Formerly Legg Mason ClearBridge Variable Aggressive Growth Portfolio

[4]   Formerly Legg Mason Western Asset Variable Global High Yield Bond

[5]   Formerly Legg Mason ClearBridge Variable Small Cap Growth Portfolio

[6]   Closed to new investors 2/18/13

[7]   Formerly PVC MidCap Blend Account

As with all variable annuities, your Accumulation Value can increase or decrease depending on how well the Investment Account’s Portfolio investment performs over time. TIAA-CREF Life doesn’t guarantee the investment performance of the Portfolios or the Investment Accounts, and you bear the entire investment risk.

Separate prospectuses for the Portfolios provide more information about the Portfolios listed above. Note that the prospectuses for the Portfolios may provide information for other portfolios that are not available through the Contract. When you consult the Portfolio prospectuses, you should be careful to refer only to the information regarding the Portfolios listed above.

More information about the Separate Account and the Contract is on file with the Securities and Exchange Commission (“SEC”) in a “Statement of Additional Information” (“SAI”) dated the same date as this prospectus. You can receive a free SAI by calling 877 694-0305. The SAI is “incorporated by reference” into the prospectus; that means it’s legally part of the prospectus. The SAI’s table of contents is on the last page of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Separate Account.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus describes the variable annuity issued by TIAA-CREF Life. It doesn’t constitute an offering in any jurisdiction where such an offering can’t lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation about this offering other than what is contained in this prospectus. If anyone does so, you shouldn’t rely on it.

Intelligent Variable Annuity Prospectus	1

DEFINITIONS

Throughout the prospectus, “TIAA-CREF Life,” “we,” and “our” refer to TIAA-CREF Life Insurance Company. “You” and “your” mean any Contractowner or any prospective Contractowner.

The terms and phrases below are defined so you’ll know precisely how we’re using them. To understand some definitions, you may have to refer to other defined terms.

1940 Act.  The Investment Company Act of 1940, as amended.

Administrative Office.  The office you must contact to exercise any of your rights under the Contract. You should send all payments and requests to: TIAA-CREF Life Insurance Company, P.O. Box 724508, Atlanta, Georgia, 31139; Telephone: 877 694-0305.

Accumulation Period.  The period that begins with your first Premium and continues as long as you still have an amount accumulated in the Separate Account.

Accumulation Unit.  A share of participation in the Separate Account.

Accumulation Value.  The total value of your Accumulation Units.

Annuitant.  The natural person whose life is used in determining the annuity payments to be received. The Annuitant may be the Contractowner or another person.

Beneficiary.  Any person or institution named to receive benefits if you die during the Accumulation Period or if you die while any annuity income or death benefit payments remain due. You don’t have to name the same Beneficiary for both of these two situations.

Business Day.  Any day the New York Stock Exchange (NYSE) is open for trading. A Business Day ends at 4 p.m. Eastern Time, or when trading closes on the NYSE, if earlier.

Contract.  The individual, flexible premium, deferred variable annuity contract described in this prospectus.

Contractowner or Owner.  The person (or persons) who controls all the rights and benefits under a Contract.

General Account.  All of our assets other than those allocated to the Separate Account or to any other TIAA-CREF Life Separate Account.

Income Option.  Any of the ways you can receive annuity income. It is also referred to as an “annuity option.”

Internal Revenue Code (IRC).  The Internal Revenue Code of 1986, as amended.

Investment Account.  A sub-account of the Separate Account that invests its assets in shares of a corresponding Portfolio.

Non-Qualified Contracts.  Annuity Contracts that are not issued in connection with a retirement plan intended to qualify for special federal income tax treatment under the IRC.

Portfolio.  An investment company that is registered with the Securities and Exchange Commission in which an Investment Account is invested. The Contract allows you to indirectly invest in a series of investment companies that are listed on the front page of this prospectus.

Premium.  Any amount you invest in the Contract.

Qualified Contract.  Annuity Contracts that are intended to qualify for special Federal income tax treatment under the IRC Section 408 or 408A. Currently, we are not offering Qualified Contracts.

Second Annuitant.  The natural person whose life, together with the Annuitant’s life, is used in determining the amount of annuity payments and how long those payments will be received under the Two-Life Annuities Income Option.

Separate Account.  TIAA-CREF Life Separate Account VA-1, which was established by TIAA-CREF Life under New York state law to fund your variable annuity. The Separate Account holds its assets apart from TIAA-CREF Life’s other assets.

TIAA.  Teachers Insurance and Annuity Association of America. TIAA-CREF Life is an indirect wholly owned subsidiary of TIAA.

TIAA-CREF Life.  TIAA-CREF Life Insurance Company.

Valuation Day.  Any Business Day. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of the Separate Account are principally traded.

2	Prospectus Intelligent Variable Annuity

SUMMARY

Read this summary together with the detailed information you’ll find in the rest of the prospectus.

WHAT IS THE INTELLIGENT VARIABLE ANNUITY?

The Intelligent Variable Annuity is a variable annuity product that allows individual investors to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes and to receive future payment based on the amounts accumulated as lifetime income or through other payment options. You generally are not taxed on any earnings or appreciation on the assets in the Contract until money is taken out of the Contract.

Under the Intelligent Variable Annuity Contract, you may allocate your Premiums and Accumulation Value among the Investment Accounts of TIAA-CREF Life Separate Account VA-1.

As with all variable annuities, your Accumulation Value can increase or decrease; depending on how well the Portfolio underlying the Investment Account performs over time. TIAA-CREF Life doesn’t guarantee the investment performance of the Portfolios or the Investment Accounts, and you bear the entire investment risk.

The Contract is available to you provided it has been approved by the insurance department of your state of residence. The contract is approved in all states including the District of Columbia.

WHAT EXPENSES MUST I PAY UNDER THE CONTRACT?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract, considering currently available Portfolios.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACTOWNER(S) TRANSACTION EXPENSES
Sales load imposed on purchases (as a percentage of Premiums)	None
Deferred sales load (as a percentage of Premiums or amount surrendered, as applicable)	None
Premium taxes(1) (as a percentage of Premiums, if applicable)	1.0–3.5%
Surrender fees (as a percentage of amount surrendered)	None
Transfer charges	None

(1)	Only applicable in certain states.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Maintenance Fee(2)	$25
Separate Account Annual Expenses (deducted daily from average Accumulation Value to equal the annual % shown)	Maximum (without fee waiver)		Current (with fee waiver)(3)
	Years 1-10	Years 11+	Years 1-10	Years 11+
Mortality and expense risk charge
Accumulation Value < $100,000	0.40%	0.00%	0.40%	0.00%
Accumulation Value $100,000–$500,000	0.25%	0.00%	0.25%	0.00%
Accumulation Value > $500,000	0.15%	0.00%	0.15%	0.00%
Administrative expense charge[3]	0.30%	0.30%	0.10%	0.10%
TOTAL Separate Account annual charges
Accumulation Value < $100,000	0.70%	0.30%	0.50%	0.10%
Accumulation Value $100,000–$500,000	0.55%	0.30%	0.35%	0.10%
Accumulation Value > $500,000	0.45%	0.30%	0.25%	0.10%
Optional GMDB charge	0.10%	0.10%	0.10%	0.10%
Optional GLWB charge[4]	2.00%	2.00%	1.20%	1.20%
TOTAL Separate Account annual charges INCLUDING Optional GMDB and GLWB charges
Accumulation Value < $100,000	2.80%	2.40%	1.80%	1.40%
Accumulation Value $100,000–$500,000	2.65%	2.40%	1.65%	1.40%
Accumulation Value > $500,000	2.55%	2.40%	1.55%	1.40%

(2)

We impose the annual maintenance fee on every anniversary of your Contract and on surrender. The annual maintenance fee is waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or the date of surrender. If your Accumulation Value in the TIAA-CREF Life Money Market Investment Account is greater than the amount of the maintenance fee, the fee will be deducted from the TIAA-CREF Life Money Market Investment Account. Otherwise, the fee will be deducted from among the Investment Accounts in proportion to the Accumulation Value in each Investment Account.

(3)

“Current (with fee waiver)”—We currently waive a portion of the Administrative Expense Charge, so that the current Administrative Expense Charge is 0.10%. We will provide at least three months’ notice before we raise the Administrative Expense Charge above 0.10%.

(4)

“Current (with fee waiver)”—We currently waive a portion of the Guaranteed Lifetime Withdrawal Benefit Charge, so that the current Guaranteed Lifetime Withdrawal Benefit Charge is 1.20%. We will provide at least three months’ notice before we raise the Guaranteed Lifetime Withdrawal Benefit Charge above 1.20%.

Intelligent Variable Annuity Prospectus	3

ANNUAL PORTFOLIO OPERATING EXPENSES:

The following table shows the minimum and maximum total operating expenses charged by the currently available Portfolios that you may pay periodically during the time you own the Policy, both before and after any contractual fee waivers or reimbursements. These are based on the management fees, distribution (Rule 12b-1) fees, and other expenses charged by the Portfolios during the fiscal year ended December 31, 2012. Expenses of the Portfolios may be higher or lower in the future. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Gross Total Annual Portfolio Operating Expenses (before any contractual waivers or reimbursements) (expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	0.25%	1.36%
Net Total Annual Portfolio Operating Expenses (net of any contractual waivers or reimbursements) (expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)[1]	0.09%	1.36%

[1]

Certain of the Portfolios have entered into contractual fee waiver or expense reimbursement arrangements that reduce Portfolio fees and expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2014. More detail concerning the Portfolios’ contractual waivers and reimbursements can be found in the footnotes accompanying the next table.

The following table shows the fees (including management fees, distribution (Rule 12b-1) fees, and other expenses) charged by each Portfolio as a percentage of average daily net assets for the fiscal year ended December 31, 2012. Portfolio expenses are not fixed or specified under the terms of the Policy, and may change periodically. Certain portfolios may impose a redemption fee. For further information, consult the Portfolios’ prospectuses.

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[8]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
TIAA-CREF Life Balanced Fund[2]	0.10%	0.00%	0.26%	0.41%	0.77%	0.26%	0.51%
TIAA-CREF Life Bond Fund[3]	0.30%	0.00%	0.23%	0.00%	0.53%	0.18%	0.35%
TIAA-CREF Life Growth Equity Fund[4]	0.45%	0.00%	0.29%	0.00%	0.74%	0.22%	0.52%
TIAA-CREF Life Growth & Income Fund[4]	0.45%	0.00%	0.24%	0.00%	0.69%	0.17%	0.52%
TIAA-CREF Life International Equity Fund[5]	0.50%	0.00%	0.30%	0.00%	0.80%	0.20%	0.60%
TIAA-CREF Life Large-Cap Value Fund[4]	0.45%	0.00%	0.25%	0.00%	0.70%	0.18%	0.52%
TIAA-CREF Life Money Market Fund[6]	0.10%	0.00%	0.29%	0.00%	0.39%	0.24%	0.15%
TIAA-CREF Life Real Estate Securities Fund[7]	0.50%	0.00%	0.21%	0.00%	0.71%	0.14%	0.57%
TIAA-CREF Life Small-Cap Equity Fund[9]	0.48%	0.00%	0.27%	0.02%	0.77%	0.20%	0.57%
TIAA-CREF Life Social Choice Equity Fund[10]	0.15%	0.00%	0.28%	0.00%	0.43%	0.21%	0.22%
TIAA-CREF Life Stock Index Fund[11]	0.06%	0.00%	0.19%	0.00%	0.25%	0.16%	0.09%
Calamos Growth and Income Portfolio	0.75%	0.00%	0.61%	0.00%	1.36%	0.00%	1.36%
Delaware VIP Diversified Income Series—Standard Class	0.59%	0.00%	0.09%	0.00%	0.68%	0.00%	0.68%
Delaware VIP International Value Equity Series—Standard Class	0.85%	0.00%	0.22%	0.00%	1.07%	0.00%	1.07%

4	Prospectus Intelligent Variable Annuity

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[8]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
Delaware VIP Small Cap Value Series—Standard Class	0.73%	0.00%	0.08%	0.00%	0.81%	0.00%	0.81%
DFA VA Global Bond Portfolio	0.24%	0.00%	0.05%	0.00%	0.29%	0.00%	0.29%
DFA VA International Small Portfolio	0.50%	0.00%	0.13%	0.00%	0.63%	0.00%	0.63%
DFA VA International Value Portfolio	0.40%	0.00%	0.10%	0.00%	0.50%	0.00%	0.50%
DFA VA Short-Term Fixed Portfolio	0.25%	0.00%	0.05%	0.00%	0.30%	0.00%	0.30%
DFA VA US Large Value Portfolio	0.25%	0.00%	0.05%	0.00%	0.30%	0.00%	0.30%
DFA VA US Targeted Value Portfolio	0.35%	0.00%	0.06%	0.00%	0.41%	0.00%	0.41%
Franklin Income Securities Fund—Class 1[12]	0.45%	0.00%	0.02%	0.00%	0.47%	0.00%	0.47%
Franklin Small-Mid Cap Growth Securities Fund—Class 1[13]	0.51%	0.00%	0.29%	0.00%	0.80%	0.00%	0.80%
Mutual Shares Securities Fund—Class 1	0.60%	0.00%	0.11%	0.00%	0.71%	0.00%	0.71%
Templeton Developing Markets Securities Fund—Class 1	1.10%	0.00%	0.25%	0.00%	1.35%	0.00%	1.35%
ING Clarion Global Real Estate Portfolio— Class I14	0.79%	0.00%	0.21%	0.00%	1.00%	0.11%	0.89%
Janus Aspen Forty Portfolio—Institutional Shares	0.49%	0.00%	0.06%	0.00%	0.55%	0.00%	0.55%
Janus Aspen Overseas Portfolio—Institutional Shares	0.44%	0.00%	0.05%	0.00%	0.49%	0.00%	0.49%
Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares	0.50%	0.00%	0.08%	0.00%	0.58%	0.00%	0.58%
Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	0.75%	0.25%	0.20%	0.00%	1.20%	0.00%	1.20%
Prudential Series Fund—Natural Resources Portfolio—Class II	0.45%	0.25%	0.20%	0.00%	0.90%	0.05%	0.85%
Prudential Series Fund—Value Portfolio—Class II	0.40%	0.25%	0.18%	0.00%	0.83%	0.05%	0.78%
ClearBridge Variable Aggressive Growth Portfolio—Class I	0.75%	0.00%	0.06%	0.00%	0.81%	0.00%	0.81%
Western Asset Variable Global High Yield Bond Portfolio—Class I	0.70%	0.00%	0.12%	0.00%	0.82%	0.00%	0.82%
ClearBridge Variable Small Cap Growth Portfolio—Class I	0.75%	0.00%	0.11%	0.00%	0.86%	0.00%	0.86%
MFS Growth Series—Initial Class	0.75%	0.00%	0.07%	0.00%	0.82%	0.00%	0.82%
MFS Global Equity Series—Initial Class[15]	1.00%	0.00%	0.31%	0.00%	1.31%	0.16%	1.15%
MFS Investors Growth Stock Series—Initial Class	0.75%	0.00%	0.08%	0.00%	0.83%	0.00%	0.83%
MFS Utilities Series—Initial Class	0.74%	0.00%	0.08%	0.00%	0.82%	0.00%	0.82%
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class	0.85%	0.00%	0.30%	0.00%	1.15%	0.00%	1.15%
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	0.85%	0.00%	0.22%	0.00%	1.07%	0.00%	1.07%
PIMCO VIT All Asset Portfolio—Institutional Class[16,17,18,19,20]	0.43%	0.00%	0.00%	0.75%	1.18%	0.09%	1.09%
PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class[21,22]	0.75%	0.00%	0.01%	0.00%	0.76%	0.00%	0.76%
PIMCO VIT Real Return Portfolio—Institutional Class[21,23]	0.50%	0.00%	0.05%	0.00%	0.55%	0.00%	0.55%
PVC Equity Income Account—Class 1	0.48%	0.00%	0.01%	0.00%	0.49%	0.00%	0.49%
PVC MidCap Blend Account—Class 1	0.54%	0.00%	0.01%	0.00%	0.55%	0.00%	0.55%
Royce Capital Fund Micro-Cap Portfolio—Investment Class	1.25%	0.00%	0.08%	0.02%	1.35%	0.00%	1.35%
Royce Capital Fund Small-Cap Portfolio—Investment Class	1.00%	0.00%	0.06%	0.00%	1.06%	0.00%	1.06%

Intelligent Variable Annuity Prospectus	5

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[8]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
T. Rowe Price® Limited-Term Bond Portfolio	0.70%	0.00%	0.00%	0.01%	0.71%	0.00%	0.71%
Wanger International	0.91%	0.00%	0.16%	0.00%	1.07%	0.00%	1.07%
Wanger Select	0.80%	0.00%	0.11%	0.00%	0.91%	0.00%	0.91%
Wanger USA	0.86%	0.00%	0.10%	0.00%	0.96%	0.00%	0.96%

[1]	Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

[2]

“Other Expenses” and “Acquired Fund Fees and Expenses” – Estimates for the current fiscal year. “Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly as a result of the Fund’s investments. “Waivers and Expense Reimbursements” – Under the Fund’s expense reimbursement arrangements, the Fund’s investment advisor, Teachers Advisors, Inc., has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.51% of average daily net assets for shared of the Fund. These expense reimbursement arrangements will continue through at least May 1, 2015, unless changed with approval of the Board of Trustees.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.35% of average daily net assets for the shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2014 unless changed with approval of the Board of Trustees.

[4]

Under the Funds’ expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.52% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2014 unless changed with approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.60% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2014 unless changed with approval of the Board of Trustees.

[6]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.15% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2014 unless changed with approval of the Board of Trustees.

[7]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.57% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2014 unless changed with approval of the Board of Trustees.

[8]

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly as a result of the Fund’s investments. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

[9]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.55% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2014 unless changed with approval of the Board of Trustees.

[10]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.22% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2014 unless changed with approval of the Board of Trustees.

[11]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.09% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2014 unless changed with approval of the Board of Trustees.

[12]	The Fund administration fee is paid indirectly through the management fee.

[13]

The manager and administrator have agreed in advance to reduce their fees as a result of the fund’s investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2013.

[14]

The adviser is contractually obligated to limit expenses to 0.90% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The adviser is also contractually obligated to waive a portion of the management fee through May 1, 2014. Based upon net assets as of December 31, 2012, the management fee waiver for the Portfolio would be (0.01) %. There is no guarantee that the management fee waiver will continue after May 1, 2014. The waiver will only renew if the adviser elects to renew it.

[15]

Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.90% of the fund’s average daily net assets annually. This written agreement will remain in effect until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2014. In addition, MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and

6	Prospectus Intelligent Variable Annuity

investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.15% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2014.

[16]

Acquired Fund Fees and Expenses include interest expense of 0.02%. Interest expense is based on the amount incurred during an Underlying PIMCO Fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as an expense of the Underlying PIMCO Fund for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Underlying PIMCO Fund’s use of such investments as an investment strategy.

[17]	Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.155% for the Institutional Class shares.

[18]

Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

[19]

PIMCO has contractually agreed, through May 1, 2014, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.

[20]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.065% for the Institutional Class shares.

[21]

“Other Expenses” reflect interest expense and is based on the amount incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Portfolio’s use of such investments as an investment strategy.

[22]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.75% for the Institutional Class shares.

[23]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.50% for the Institutional Class shares

The fee and expense information relating to the Portfolios was provided by the Portfolios or their investment managers or other service providers. We have not and cannot independently verify either the accuracy or completeness of such information.

Portfolio expenses are paid by each underlying Portfolio before TIAA-CREF Life is provided with the Portfolio’s daily net asset value. TIAA-CREF Life then deducts Separate Account charges from the net asset value of the corresponding Investment Account.

Examples

The next two tables provide examples that are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, Contract fees, Separate Account annual expenses, and annual Portfolio operating expenses for currently available Portfolios.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume the full annual Contract maintenance fee of $25 is charged. The examples also assume that the Accumulation Value is less than $100,000, and thus the full mortality and expense risk charge of 0.40% is assessed. The example assumes that the Fund’s expense reimbursement agreement will remain in place through April 30, 2014 but that there will be no waiver or expense reimbursement agreement in effect thereafter.

The first example assumes that there is no administrative expense charge waiver (and thus the administrative expense charge is 0.30%). The second example assumes the current administrative expense charge waiver is in place for each period (and thus the administrative expense charge is 0.10%). In both examples, we show you the costs assuming either the maximum or the minimum fees and expenses of the Portfolios. We also show you the costs if all optional benefits (the GMDB and GLWB) are chosen or not chosen.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be (whether or not your surrender or annuitize your Contract at the end of the applicable time period):

EXAMPLE WITHOUT FEE WAIVERS	1 Year	3 Years	5 Years	10 Years
Maximum Portfolio fees & expenses—neither GMDB nor GLWB	$209	$646	$1,108	$2,390
Maximum Portfolio fees & expenses—with GMDB and GLWB	$360	$1,094	$1,850	$3,836
Minimum Portfolio fees & expenses—neither GMDB nor GLWB	$97	$303	$525	$1,166

EXAMPLE WITH FEE WAIVERS
Maximum Portfolio fees & expenses—neither GMDB nor GLWB	$189	$585	$1,006	$2,180
Maximum Portfolio fees & expenses—with GMDB and GLWB	$234	$775	$1,342	$2,886
Minimum Portfolio fees & expenses—neither GMDB nor GLWB	$60	$224	$401	$915

These tables are provided to help you understand the various expenses you would bear directly or indirectly as an Owner of a Contract. Remember that they don’t represent actual past or future expenses or investment performance. Actual expenses may be higher or lower. For more information, see “Charges,” below.

For Accumulation Unit value information for each Investment Account, please refer to Appendix A.

Intelligent Variable Annuity Prospectus	7

HOW DO I PURCHASE A CONTRACT?

To purchase a Contract, you must complete an application and make an initial payment of at least $2,500 (this amount may differ for Qualified Contracts). We reserve the right to lower the initial premium amount to $250. Additional Premiums, including under an automatic investment plan using Electronic Funds Transfers (EFT), must be at least $50. For more information, see “Purchasing a Contract and Remitting Premiums.”

CAN I CANCEL MY CONTRACT?

You can examine the Contract and return it to TIAA-CREF Life for a refund, until the end of the “free look” period specified in your Contract (which is a minimum of 10 days, but varies by state). In states that permit it, we’ll refund the Accumulation Value calculated on the date that you returned the Contract and the refund request to us. (Note that the value of your initial Premium may have gone down during the period.) In states that don’t allow us to refund Accumulation Value only, we’ll refund the greater of the Accumulation Value or the Premiums you paid to the Contract. We will consider the Contract returned on the date it’s postmarked and properly addressed with postage pre-paid or, if it’s not postmarked, on the day we receive it at our Administrative Office. We will send you the refund within 7 days after we get written notice of cancellation and the returned Contract. If you live in a state that requires refund of Premiums, Premiums will be allocated to the TIAA-CREF Life Money Market Investment Account during the “free look” period. For more information, see “Purchasing a Contract and Remitting Premiums.”

CAN I TRANSFER AMONG THE INVESTMENT OPTIONS OR MAKE CASH WITHDRAWALS FROM THE CONTRACT?

Subject to limitations, you may transfer portions of your Accumulation Value among the Investment Accounts. For more information, see “Transfers” and “Transfer Policies Regarding Market Timing and Frequent Trading.”

You may surrender your Contract or take cash withdrawals at any time before the annuity starting date. If you elect a Guaranteed Living Withdrawal Benefit (GLWB), cash withdrawals can include a lifetime income guarantee while preserving access to any remaining Accumulation Value. All cash withdrawals must be for at least $1,000 or your entire Accumulation Value. For more information, see “Cash Withdrawals.” Cash withdrawals may be taxed and you may have to pay a tax penalty if you take a cash withdrawal before age 59 1/2.

WHAT ARE MY OPTIONS FOR RECEIVING ANNUITY PAYMENTS UNDER THE CONTRACT?

Guaranteed fixed annuity payments are available under the Contract and are payable from the General Account. The Contract offers a variety of annuity options, including: One-Life Annuities, which pay income as long as the Annuitant lives or until the end of a specified guaranteed period, whichever is longer; Fixed-Period Annuities, which pay income for a period of between 2 and 30 years; and Two-Life Annuities, which pay income as long as the Annuitant lives, then continues at either the same or a reduced level for the life of the Second Annuitant or until the end of a specified guaranteed period, whichever is greater. For more information, see “The Contract—the Annuity Period.”

WHAT DEATH BENEFITS ARE AVAILABLE UNDER THE CONTRACT?

A death benefit will be paid to your Beneficiary(ies) if either the Owner or Annuitant dies during the Accumulation Period. The amount of the death benefit is the Accumulation Value on the Valuation Day we authorize payment of the death benefit. If, however, you have elected the Guaranteed Minimum Death Benefit (available for an extra charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit. For more information, see “Death Benefits.”

TIAA-CREF LIFE INSURANCE COMPANY AND TIAA

The Contracts are issued by TIAA-CREF Life Insurance Company, a stock life insurance company organized under the laws of the State of New York on November 20, 1996. All of the stock of TIAA-CREF Life is held by Teachers Insurance and Annuity Association of America (TIAA). TIAA-CREF Life’s headquarters are at 730 Third Avenue, New York, New York 10017-3206.

TIAA is a stock life insurance company, organized under the laws of the State of New York. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. TIAA is the companion organization of the College Retirement Equities Fund (CREF), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in the State of New York in 1952. Together, TIAA and CREF, serving approximately 3.9 million people, form the principal retirement system for the nation’s education and research communities and one of the largest retirement systems in the world, based on assets under management.

THE SEPARATE ACCOUNT AND THE PORTFOLIOS

THE SEPARATE ACCOUNT

On July 27, 1998, we established TIAA-CREF Life Separate Account VA-1 under New York law. We own the assets in the Separate Account and we are obligated to pay all benefits under the Contract. We may use the Separate Account to support other variable annuity contracts we issue. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

8	Prospectus Intelligent Variable Annuity

We have divided the Separate Account into Investment Accounts, each of which invests in shares of one Portfolio. The Investment Accounts buy and sell Portfolio shares at net asset value. Any dividends and distributions from a Portfolio are reinvested at net asset value in shares of that Portfolio.

The assets in the Separate Account are kept separate from our General Account and our other separate accounts. Assets equal to the reserves and contract liabilities of the Separate Account will not be charged with liabilities that arise from any other business we may conduct. We may transfer assets, in excess of the reserves and contract liabilities of the Separate Account, to our General Account. All income, gains and losses, whether or not realized, of an Investment Account will be credited to or charged against that Investment Account without regard to our other income, gains or losses. The valuation of all assets in the Separate Account will be determined in accordance with all applicable laws and regulations. The Separate Account may include other Investment Accounts that are not available under the Policies and are not discussed in this prospectus.

THE PORTFOLIOS

The Separate Account invests in shares of certain Portfolios through various Investment Accounts. The Portfolios are open-end management investment companies registered with the SEC under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolios by the SEC.

Before investing, carefully read the Portfolios’ prospectuses. The Portfolios’ prospectuses contain more information on each Portfolio’s investment objectives, strategies, limitations, risks, expenses and investment managers. In addition, the Portfolios’ prospectuses may detail additional fees, limitations or restrictions that may be imposed on the Investment Accounts and that we, in turn, may enforce against a Contract. The prospectus for each Portfolio is available by contacting us. In addition, if you receive a summary prospectus for a Portfolio, you may obtain a full statutory prospectus by referring to the contact information for the Portfolio company on the cover page of the summary prospectus.

Payments from Portfolios

We (and our affiliates) may receive payments, which may be significant, from some or all of the Portfolios, their investment managers, distributors or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Portfolios. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the management fee deducted from Contract assets. Contractowners, through their indirect investment in the Portfolios, bear the costs of these management fees (see the Portfolios’ prospectuses for more information). The amount of the payments we receive may be based upon a percentage of the Portfolio’s assets owned by the Investment Accounts. These percentages differ from Portfolio to Portfolio. These fees currently range up to 0.25% of the average daily assets of certain Portfolios that are attributable to the Contracts.

Some of the Portfolios have adopted distribution plans pursuant to Rule 12b-1 of the 1940 Act. Under these plans, we or our affiliates may receive some or all of a Portfolio’s 12b-1 fees. These fees currently range up to 0.25% of the average daily assets of certain Portfolios that are attributable to the Contracts. These payments are deducted from the assets of the Portfolios; therefore, they decrease the Portfolios’ investment return.

Selection of Portfolios

We select the Portfolios based on several criteria, including asset class coverage, the strength of the investment manager’s (or sub-adviser’s) reputation and record, investment performance and our ability to receive payments as described above. We review the Portfolios periodically and may remove a Portfolio or limit its availability for future transfers and allocations if we determine that the Portfolio no longer meets one or more of the selection criteria and/or if the Portfolio has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You are responsible for choosing your Investment Accounts and your allocations so that they are appropriate for your specific circumstances, including your goals, financial situation and risk tolerance. You should consult your registered representative who can provide advice on the Portfolios offered as not all of them may be suitable for long-term investment needs. You should monitor and periodically review your Investment Account selections and allocations to determine if they are still appropriate.

Portfolio Investment Managers and Investment Objectives

The following table summarizes each Portfolio’s investment objective(s). There is no assurance that any of the Portfolios will achieve its stated objective(s). You can find more detailed information about the Portfolios, including a description of risks and expenses, in the Portfolio prospectuses. You should read these prospectuses carefully.

Portfolio	Investment Manager	Investment Objective
TIAA-CREF Life Balanced Fund	Teachers Advisors, Inc.	Seeks long-term total return, consisting of capital appreciation and current income.
TIAA-CREF Life Bond Fund	Teachers Advisors, Inc.	Seeks a favorable long-term return through income as is consistent with preserving capital, primarily from fixed-income securities.

Intelligent Variable Annuity Prospectus	9

Portfolio	Investment Manager	Investment Objective
TIAA-CREF Life Growth Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.
TIAA-CREF Life Growth & Income Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.
TIAA-CREF Life International Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
TIAA-CREF Life Large-Cap Value Fund	Teachers Advisors, Inc.	Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
TIAA-CREF Life Money Market Fund[1]	Teachers Advisors, Inc.	Seeks high current income consistent with maintaining liquidity and preserving capital by investing in high-quality short-term money market instruments.
TIAA-CREF Life Real Estate Securities Fund	Teachers Advisors, Inc.	Seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.
TIAA-CREF Life Small-Cap Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.
TIAA-CREF Life Social Choice Equity Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.
TIAA-CREF Life Stock Index Fund	Teachers Advisors, Inc.	Seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets.
Calamos Growth and Income Portfolio	Calamos Advisors LLC	Seeks high long-term total return through growth and current income.
Delaware VIP Diversified Income Series—Standard Class	Delaware Management Company	Seeks maximum long-term total return consistent with reasonable risk.
Delaware VIP International Value Equity Series—Standard Class	Delaware Management Company	Seeks long-term growth without undue risk to principal.
Delaware VIP Small Cap Value Series—Standard Class	Delaware Management Company	Seeks capital appreciation.
Delaware VIP Small Cap Value Series—Standard Class	Delaware Management Company	Seeks capital appreciation.
DFA VA Global Bond Portfolio	Dimensional Fund Advisors LP	Seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
DFA VA International Small Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
DFA VA International Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
DFA VA Short-Term Fixed Portfolio	Dimensional Fund Advisors LP	Seeks a stable real return in excess of the rate of inflation with a minimum of risk.
DFA VA US Large Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
DFA US Targeted Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
[d3]
Franklin Income Securities Fund—Class 1	Franklin Advisers, Inc. Templeton Investment Counsel, LLC (sub-advisor)	Seeks to maximize income while maintaining prospects for capital appreciation.

10	Prospectus Intelligent Variable Annuity

Portfolio	Investment Manager	Investment Objective
Franklin Small-Mid Cap Growth Securities Fund—Class 1	Franklin Advisers, Inc.	Seeks long-term capital growth.
Mutual Shares Securities Fund—Class 1	Franklin Mutual Advisers, LLC	Seeks capital appreciation, with income as a secondary goal.
Templeton Developing Markets Securities Fund—Class 1	Templeton Asset Management Ltd.	Seeks long-term capital appreciation.
ING Clarion Global Real Estate Portfolio—Class I	ING Investments, LLC ING Clarion Real Estate Securities (sub-advisor)	Seeks high total return consisting of capital appreciation and current income.
Janus Aspen Forty Portfolio—Institutional Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Aspen Overseas Portfolio—Institutional Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Aspen Perkins Mid Cap Value Portfolio— Institutional Shares	Janus Capital Management LLC Perkins Investment Management, LLC (sub-adviser)	Seeks capital appreciation.
Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	Jennison Associates LLC	Seeks long-term growth of capital.
Prudential Series Fund—Natural Resources Portfolio—Class II	Jennison Associates LLC	Seeks long-term growth of capital.
Prudential Series Fund—Value Portfolio—Class II	Jennison Associates LLC	Seeks capital appreciation.
ClearBridge Variable Aggressive Growth Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC ClearBridge Advisors, LLC (sub-advisor)	Seeks capital appreciation.
Western Asset Variable Global High Yield Bond Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC Western Asset Management Company, (sub-advisor)	Seeks to maximize total return.
ClearBridge Variable Small Cap Growth Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC ClearBridge Advisors, LLC (sub-advisor)	Seeks long-term growth of capital.
MFS Growth Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Global Equity Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Investors Growth Stock Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Utilities Series—Initial Class	Massachusetts Financial Services Company	Seeks total return.
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class	Neuberger Berman Management LLC Neuberger Berman LLC (sub-adviser)	Seeks growth of capital.
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	Neuberger Berman Management LLC Neuberger Berman LLC (sub-adviser)	Seeks growth of capital.
PIMCO VIT All Asset Portfolio—Institutional Class	Pacific Investment Management Company LLC Research Affiliates, LLC (sub-adviser)	Seeks maximum real return, consistent with preservation of real capital and prudent investment managements.
PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PVC Equity Income Account I—Class 1	Principal Management Corporation Edge Asset Management, Inc. (sub-advisor)	Seeks to provide a relatively high level of current income and long-term growth of income and capital.
PVC MidCap Account—Class 1	Principal Management Corporation Principal Global Investors, LLC. (sub-advisor)	Seeks long-term growth of capital.
Royce Capital Fund Micro-Cap Portfolio—Investment Class	Royce & Associates, LLC	Seeks long-term growth of capital.
Royce Capital Fund Small-Cap Portfolio—Investment Class	Royce & Associates, LLC	Seeks long-term growth of capital.

Intelligent Variable Annuity Prospectus	11

Portfolio	Investment Manager	Investment Objective
T. Rowe Price® Limited-Term Bond Portfolio	T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks a high level of income consistent with moderate fluctuations in principal value.
Wanger International	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.

[1]

There is no assurance that this Portfolio will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based insurance charges, the yield on this Investment Account may become low and possibly negative.

Note that the prospectuses for the Portfolios may provide information for other portfolios that are not available through the Policies. When you consult the Portfolio prospectuses, you should be careful to refer only to the information regarding the Portfolios listed above.

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain Portfolios available under the Contract may be very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment manager. Nevertheless, the investment performance of the Portfolios available under the Contract may be lower or higher than the investment performance of these other (publicly available) portfolios. There can be no assurance, and we make no representation, that the investment performance of any of the Portfolios available under the Contract will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment manager, the same investment objectives and policies, and/or a very similar or nearly identical name.

Please read the prospectuses to obtain more complete information regarding the Portfolios. Keep this prospectus and the Portfolios’ prospectuses for future reference.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to take certain actions that we deem necessary to serve your best interests and appropriate to carry out the purposes of this Contract. When required by law, we will obtain approval by you, the SEC, and/or any appropriate regulatory authority. The actions that we may take include:

•	deregistering the Separate Account under the 1940 Act;

•	operating the Separate Account in any form permitted under the 1940 Act, or in any other form permitted by law;

•	taking any action necessary to comply with or obtain and continue any exemptions from the 1940 Act;

•	adding, combining or removing Investment Accounts in the Separate Account;

•

substituting, for the Portfolio shares held in any Investment Account, the shares of another class issued by the Portfolio, or the shares of another investment company or any other investment permitted by law;

•	change the way we deduct or collect charges under the Contract, but without increasing the charges unless and to the extent permitted by other provisions of this Contract;

•	making any other necessary technical changes in this Contract in order to conform with any action this provision permits us to take; and

•	adding to, eliminating, or suspending your ability to allocate Premiums or transfer Accumulation Value into any Investment Option.

We can add new Investment Accounts in the future that would invest in other Portfolios, funds or other investment vehicles. We don’t guarantee that the Separate Account, any existing Investment Account, or any Investment Account added in the future will always be available. We reserve the right to add or close Investment Accounts, substitute another Portfolio, fund or other investment vehicle without your consent, or combine Investment Accounts or Portfolios. A substituted Portfolio, fund or investment vehicle may have different fees and expenses. Substitutions and Investment Account closings may be made with respect to existing investments or the investment of future Premiums, or both. However, no substitution will be made without any necessary approval of the Securities and Exchange Commission. A Portfolio also may discontinue offering its shares to the Investment Accounts. In addition, we reserve the right to make other structural and operational changes affecting the Separate Account and the Contract.

We will notify you if any of these changes result in a material change in the underlying investments of an Investment Account of the Separate Account to which any part of your Accumulation Value is allocated. Information about any such change will be filed with any regulatory authority where required and will be subject to any required approval.

If you object to a material change and a portion of your Accumulation Value is attributable to the affected Investment Account, then you may transfer that value into another Investment Account.

To effect such transfers, we must receive your request in good order at our Administrative Office within 60 days of the postmarked notice of material change. We will not deduct a transfer charge for this transaction.

12	Prospectus Intelligent Variable Annuity

VOTING PORTFOLIO SHARES

The Separate Account is the legal owner of the shares of the Portfolios being offered through the Investment Accounts in your Contract. It therefore has the right to vote its shares at any meeting of the Portfolios’ shareholders. Generally, open-end investment companies, such as the Portfolios, do not hold annual meetings of shareholders. However, if and when shareholder meetings are held, we will give you the right to instruct us how to vote the shares attributable to your Contract. If we don’t receive timely instructions from you, we will vote your shares in the same proportion as the voting instructions received on all outstanding Contracts. Please note that the effect of proportional voting is that a small number of Contractowners may control the outcome of a vote. We may vote the shares of the Portfolios in our own right in some cases, if we determine that we may legally do so.

The number of Portfolio shares attributable to you is determined by dividing your interest in the applicable Investment Account by the net asset value of the underlying Portfolio.

THE CONTRACT—THE ACCUMULATION PERIOD

The Contract is an individual flexible-premium (you can contribute varying amounts) deferred variable annuity that accepts after-tax dollars for Non-Qualified and pre-tax dollars for Qualified Contracts. The rights and benefits of the Contract are summarized below. However, the descriptions you read here are qualified entirely by the Contract itself. We offer the Contract in most states and the District of Columbia, although the Contract may not be available to residents in every state.

PURCHASING A CONTRACT AND REMITTING PREMIUMS

Minimum Initial and Maximum Additional Premiums. We will issue you a Non-Qualified Contract as soon as we receive, in good order at our Administrative Office, your completed application and your initial Premium. Initial Premiums must be for at least $2,500.

For Qualified Contracts you may not make Premium payments in excess of the applicable annual contribution limit as specified in the IRC. For advice on making contributions to a Qualified Contract, please consult your investment or tax adviser.

Please send your check, payable to TIAA-CREF Life Insurance Company, along with the application to:

New Business Dept.

TIAA-CREF Life Insurance Co.

P.O. Box 1291

Charlotte, NC 28201-9908

Note that we cannot accept money orders, travelers’ checks, or cash. In addition, we will not accept a third-party check where the relationship of the payer to the Contractowner cannot be identified from the face of the check. We will credit your initial Premium within two Business Days after we receive all necessary information or the Premium itself, whichever is later. If we don’t have the necessary information within five Business Days, we’ll return your initial Premium unless you instruct us otherwise upon being contacted.

Additional Premiums. Subsequent Premiums must be for at least $50. We reserve the right to limit Premiums to no more than $1,000,000 a year. Send a check, payable to TIAA-CREF Life Insurance Company, including your Contract number, to:

TC-Life VA Collections

P.O. Box 933866

Atlanta, GA 31139-3866

These Premiums will be credited as of the Business Day we receive them, and allocated in the same way as your investment instructions currently on file, unless you instruct otherwise. Currently, TIAA-CREF Life will accept Premiums at any time both the Contractowner(s) and the Annuitant(s) are living and your Contract is in the Accumulation Period. However, we reserve the right not to accept Premiums under this Contract after you have been given three months’ notice.

Electronic Payment. You may make initial or subsequent investments by electronic payment. You may also establish an automatic investment plan using Electronic Funds Transfers (EFT) by completing an authorization form. If the automatic investment plan is used for a Qualified Contract, the Contractowner should consult a tax adviser for advice regarding maximum contributions. A federal wire is usually received the same day and an Automated Clearing House (“ACH”) credit or debit transfer is usually received by the second day after transmission. Be aware that your bank may charge you a fee to wire funds, although an ACH transfer is usually less expensive than a federal wire. Here’s what you need to do:

1.	If you are sending in an initial Premium, send us your application;

2.	Instruct your bank to wire money to:

Wells Fargo

ABA Number 121000248

San Francisco, CA

Account of: TIAA-CREF Life Insurance Company

Account Number: 2000035305820

3.	Specify on the wire:

•	Your name, address and Social Security Number(s) or Taxpayer Identification Number

•	Indicate if this is for a new application or existing Contract (provide Contract number if existing)

More About Remitting Premiums. We will not be deemed to have received any Premiums sent to the addresses designated in this prospectus for remitting Premiums until the third party service administrator has received such Premiums along with any necessary information.

Intelligent Variable Annuity Prospectus	13

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, address, date of birth, social security number and other information that will allow us to identify you, such as your home telephone number. Until you provide us with the information we need, we may not be able to open an account or effect any transactions for you.

If we are unable to verify your identity, or that of another person authorized to act on your behalf, or if we believe that we have identified potentially criminal activity, we reserve the right to take such action as we deem appropriate, which may include closing your account.

Certain Restrictions. You may only open one Contract in any calendar year. Except as otherwise described in this prospectus, the Contract doesn’t restrict how large your Premiums are or how often you send them, although we reserve the right to impose restrictions in the future.

We reserve the right to reject any Premium payment or to place dollar limitations on the amount of a Premium. If mandated under applicable law, including federal laws designed to counter terrorism and prevent money laundering, we may be required to reject a Premium payment. We may also be required to block a Contractowner’s account and refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Investment Account Accumulation

At the end of any Business Day, the Accumulation Value in each Investment Account is equal to the number of Accumulation Units in each Investment Account multiplied by the Accumulation Unit value for that Investment Account.

The Number of Accumulation Units in any Investment Account at the end of the day will be increased by:

•	Premiums allocated to that Investment Account; and

•	Transfers from another Investment Account;

And will be decreased by:

•	Deductions of Premium taxes incurred for the Investment Account; and

•	Withdrawals from Accumulation Value in the Investment Account; and

•	Transfers to another Investment Account; and

•	Any portion of the death benefit paid; and

•	Annual maintenance fee that has been deducted from the Investment Account; and
•	Redemption charges imposed by a Portfolio underlying an Investment Account.

Every time you allocate or transfer money to or from an Investment Account, we convert that dollar amount into Accumulation Units. We determine the number of Accumulation Units we credit to, or subtract from, your Contract by dividing the dollar amount of the transaction by the Accumulation Unit value for that Investment Account at the end of the Business Day.

ACCUMULATION UNIT VALUE

We determine an Accumulation Unit value for each Investment Account to reflect how investment performance affects the Accumulation Value. Unit values will vary among Investment Accounts. The Unit value may increase or decrease from one Business Day to the next.

The Accumulation Unit value of any Investment Account at the end of any Business Day equals:

•	The Accumulation Unit value of the Investment Account on the immediately preceding Business Day; multiplied by

•	The net investment factor for that Investment Account on that Investment Day.

The net investment factor:

•	Measures the investment performance of an Investment Account from one Business Day to the next;

•	Increases to reflect investment income and capital gains (realized and unrealized) for the shares of the underlying Portfolio;

•	Decreases to reflect any capital losses (realized and unrealized) for the shares of the underlying Portfolio, as well as the underlying Portfolio expenses; and

•	Decreases to reflect the mortality and expense risk charge which is based upon the following annual rates applied to total value in all Investment Accounts:

•	0.40% if the value of Accumulation Units in all Investment Accounts is less than $100,000;

•	0.25% if the value of Accumulation Units in all Investment Accounts is from $100,000 to $500,000; and

•	0.15% if the value of Accumulation Units in all Investment Accounts is more than $500,000.

•	In contract years 11 and later, the annual rate is 0% regardless of the value of Accumulation Units in all Investment Accounts

•	Decreases to reflect an Administrative Expense charge of 0.10% (0.30% before waiver) for all contract years; and

•	If applicable, decreases to reflect the Guaranteed Minimum Death Benefit (GMDB) charge of 0.10%.

Accumulation Unit values on any non-Business Day are determined using the Unit values as of the most recent prior Business Day.

14	Prospectus Intelligent Variable Annuity

We deduct the mortality and expense risk charge to compensate us for certain mortality and expense risks we assume, and for certain expenses we incur. The mortality risk is the risk that an Annuitant will live for a longer time than we project. The expense risk is the risk that the expenses that we incur will exceed the Contract charges.

In order to accommodate the varying mortality and expense risk charges, as well as the application of the GMDB charge on certain contacts, separate Accumulation Unit values will be maintained via different charge bands. On the last Business Day of each month, we will transfer Accumulation Units between bands if your Accumulation Value on that day increases above or decreases below a particular band breakpoint. In addition, on any Business Day in which you make a Premium or withdrawal, we also will transfer Accumulation Units between bands if the Premium or withdrawal causes your Accumulation Value on that day to increase above or decrease below a particular band breakpoint.

GENERAL CONSIDERATIONS FOR ALL TRANSFERS AND CASH WITHDRAWALS

You can tell us how much you want to transfer or withdraw in dollars, Accumulation Units, or as a percentage of your Accumulation Value.

Transfers and cash withdrawals are effective at the end of the Business Day we receive your request and any required information and documentation. Transfers and cash withdrawals made at any time other than during a Business Day will be effective at the end of the next Business Day. You can also defer the effective date of a transfer or cash withdrawal to a future Business Day acceptable to us.

TRANSFERS

You can transfer some (at least $250 at a time) or the entire amount you accumulate under your Contract among the Separate Account’s Investment Accounts. Currently, we limit the number of transfers you may make among the Investment Account options. Please see “Transfer Policies Regarding Market Timing and Frequent Trading.” We do not assess a transfer charge.

To request a transfer, write to or call our Administrative Office, or go to our Web Center’s account access feature at www.tiaa-cref.org. If you make a telephone or Internet transfer at any time other than during a Business Day, it will be effective at the close of the next Business Day. We can suspend or terminate your ability to transfer by telephone, fax, or over the Internet at any time for any reason.

TRANSFER POLICIES REGARDING MARKET TIMING AND FREQUENT TRADING

There are Contractowners who may try to profit from transferring money back and forth among Investment Accounts in an effort to “time” the market. As money is shifted in and out of these Investment Accounts, we incur transaction costs and the underlying Portfolios incur expenses for buying and selling securities. These costs are borne by all Contractowners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for Portfolios invested primarily in foreign securities, such as the TIAA-CREF Life International Equity Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, if, within a 60-day calendar day period, a Contractowner redeems or exchanges any monies out of an Investment Account that holds shares of a Portfolio (other than an Investment Account that invests in the TIAA-CREF Life Money Market Fund and transfers made pursuant to the dollar cost averaging and automatic account rebalancing programs), subsequently purchases or exchanges any monies back into that same Investment Account holding shares of the Portfolio and then redeems or exchanges any monies out of the same Investment Account, the Contractowner will not be permitted to make electronic transfers (i.e., transfers over the Internet, by telephone or fax) back into that same Investment Account holding shares of the Portfolio through a purchase or exchange for 90 calendar days.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an Investment Account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the Portfolios under the separate account.

If we regard the transfer activity as disruptive to an underlying Portfolio’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a Contractowner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all Contractowners. We reserve the right to waive these policies where management believes that the waiver is in the Contractowners’ best interests and that imposition of the policy’s restrictions is not necessary to protect Contractowners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. The Contract is not appropriate for market timing. You should not invest in the Contract if you want to engage in market timing activity.

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To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the Portfolios under the separate account.

Contractowners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA-CREF Life or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term Contractowners, increased transaction costs, and interference with the efficient portfolio management of the affected Portfolio.

The Portfolios available as investment options under the Contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the Portfolios describe any such policies and procedures. The policies and procedures of a Portfolio may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other Portfolios. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the Portfolios. However, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contractowners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Contractowners who violate the market timing and excessive trading policies established by the Portfolio.

CASH WITHDRAWALS

You can withdraw some or all of your Accumulation Value in the Investment Accounts. Cash withdrawals must be for at least $1,000 (or your entire Accumulation Value, if less). Any withdrawal that would reduce your entire Accumulation Value below $1,000 will be considered a request for a full surrender. Surrenders from Qualified Contracts may be restricted or prohibited. There’s no charge for cash withdrawals.

If you withdraw your entire Accumulation Value in the Separate Account, we’ll cancel your Contract and all of our obligations to you under the Contract will end. We will deduct the annual maintenance fee from any surrender proceeds.

Withdrawals are subject to income tax, and a 10% penalty tax may apply if you are under age 59 1/2. (See “Federal Income Taxes.”)

SYSTEMATIC WITHDRAWALS

If your Accumulation Value is at least $10,000, you may have withdrawals made from one or more of the Investment Accounts on a systematic basis. Systematic withdrawals can be made monthly, quarterly, semi-annually or annually, from the first to the twenty-eighth day of the month. If the scheduled date of a systematic withdrawal is not a Business Day, the withdrawal will be deemed as a redemption request made on the next Business Day and priced accordingly.

The starting date for systematic withdrawals must be at least seven calendar days after we receive all required forms in good order. Systematic withdrawals will continue until the earliest of the following:

•	the date you tell us to stop, or

•	your Accumulation Value in any Investment Account is insufficient, or

•	a withdrawal would cause your Accumulation Value to fall below $1,000, or

•	your death, or

•	the Annuitant’s death.

A periodic withdrawal amount must be either in dollars, or in percentage of Accumulation Value, or in numbers of Accumulation Units. The initial periodic withdrawal amount must be at least $100. Systematic withdrawals paid by check may be subject to a fee of up to $5 per payment. You may not have more than one systematic withdrawal program in effect at any one time.

Systematic withdrawals are not available to you while you own any other deferred annuities issued by us that:

•	accept only after-tax contributions, and

•	were issued during the calendar year in which the Contract was issued, and

•	have an Accumulation Value greater than zero.

Systematic withdrawals are subject to all provisions applicable to withdrawals, except as otherwise provided herein. We may restrict the availability of systematic withdrawals from any new Investment Accounts that are added to your Contract after the issue date of the Contract. We may suspend future systematic withdrawals with ninety days’ written notice to you.

DOLLAR COST AVERAGING

If your Accumulation Value is at least $10,000, you may elect to participate in a dollar cost averaging program by providing us with acceptable notice. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium into the Investment Accounts over a period of time by systematically and automatically transferring, on a periodic basis, specified dollar amounts from the TIAA-CREF Life Money Market Account to any Investment Account(s). This allows you to potentially reduce the risk of investing most of your Premium into the Investment Accounts at a time when prices are high.

16	Prospectus Intelligent Variable Annuity

We do not assure the success of this strategy, and success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high.

You choose whether transfers will be made on a monthly or a quarterly basis on the 1st through the 28th day of the month. If you don’t select a timing basis, we will make monthly transfers. Equal amounts (minimum $100) are automatically transferred from the TIAA-CREF Life Money Market Investment Account to your designated “target Investment Options” in the percentages selected. You may have multiple target Investment Options.

The starting date of a dollar cost averaging program must be at least seven calendar days after we receive all required forms in good order, and a dollar cost averaging program can not begin during the “free look” period. We reserve the right to allow you to start only one dollar cost averaging program in any contract year or successive 12 month period. If an automatic account rebalancing program is in effect, a dollar cost averaging program cannot be initiated.

Dollar cost averaging will end if we receive (in good order) a request to cancel the participation, the value of the TIAA-CREF Life Money Market Investment Account is insufficient to make the transfer, or the specified number of transfers has been completed. We may suspend dollar cost averaging program transfers with ninety days written notice to you. We reserve the right to terminate the dollar cost averaging program.

This program is excluded from our Transfer Policies Regarding Market Timing and Frequent Trading. See “Transfer Policies Regarding Market Timing and Frequent Trading.”

AUTOMATIC ACCOUNT REBALANCING PROGRAM

You may elect to participate in an automatic account rebalancing program by providing us with notice in good order. Automatic account rebalancing will allow you to maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a monthly, quarterly, semi-annual or annual basis on the 1st through the 28th day of the month.

We reserve the right to allow you to start only one automatic account rebalancing program in any contract year or successive 12-month period. If a dollar cost averaging program is in effect, an automatic account rebalancing program cannot be initiated.

Automatic account rebalancing will end if we receive an acceptable request to cancel your participation. We reserve the right to terminate the automatic account rebalancing program for a particular Contract.

This program is excluded from our Transfer Policies Regarding Market Timing and Frequent Trading. See “Transfer Policies Regarding Market Timing and Frequent  Trading.”

GUARANTEED LIFETIME WITHDRAWAL BENEFITS

   The Guaranteed Lifetime Withdrawal Benefit (GLWB) rider may be added to your Contract when you purchase the Contract or at a later date. The rider provides a stream of monthly income payments through the ability to withdraw up to a pre-defined amount each year for the rest of the GLWB Owner’s life or Joint Owner’s lives (you, your), regardless of investment performance of the GLWB Account. This pre-defined amount is called the GLWB Annual Guaranteed Withdrawal Amount (“AGWA”). The AGWA may also be taken as a lump sum. The AGWA may begin on any business day you choose on or after your 55th birthday. For a Joint GLWB both owners must be at least age 55. The initial date is called the AGWA Lock-in Date. It cannot begin until after the right-to-cancel period.

A GLWB Owner is the contract owner for a Single Life GLWB. For a Joint Life GLWB, the GLWB Owner must be either (i) the GLWB Owner and GLWB Joint Owner are both co-owners of the Contract and are each other’s spouse, or (ii) the GLWB Owner is the owner of the Contract and the GLWB Joint Owner is the sole beneficiary of the GLWB Owner and is the spouse of the GLWB Owner. The annuitant under the Contract is an owner of the Contract and is also the GLWB Owner.

GLWB Account is the investment account made available under the Separate Account under the contract for use in connection with the GLWB rider. The GLWB Account available as of the effective date of this prospectus is the TIAA-CREF Life Balanced Fund.

A GLWB Contribution is any transaction, including premium allocations and transfers, adding amounts to any GLWB Accounts.

The Annual Guaranteed Withdrawal Amount (AGWA) is the amount that may be withdrawn each GLWB Year under your Contract for as long as either you or the GLWB Joint Owner are alive, as described below. In no event will the AGWA ever be greater than $275,000 for a Single-Life GLWB or $250,000 for a Joint-Life GLWB.

The Lock-in Date for a GLWB Election is the date as of which the AGWA is initially determined for that Election.

GLWB Birthday, if you are the sole Contractowner, is your birthday. If the Contract has joint Contractowners, the birthday of the youngest Contractowner will be the GLWB Birthday and will be the date upon which GLWB requirements based upon age or birthday are measured.

The GLWB Year is the period of time beginning on each GLWB Birthday and ending on the day prior to the GLWB Birthday in the following year. Any calculation performed on the GLWB Birthday will be performed on the prior Business Day if the GLWB Birthday is not a Business Day.

You make a GLWB Election to receive GLWB benefits by making an initial GLWB Contribution to the GLWB Account, which must be allocated to the TIAA-CREF Life Balanced Fund. Thereafter, you may make additional GLWB Contributions during the GLWB Accumulation or Withdrawal Phase, but not during the Payout Phase. During the GLWB Accumulation Phase, any GLWB Contribution increases the Income Base and the Highest Birthday Value (HBV) by the amount of the contribution. During the GLWB Withdrawal Phase, any GLWB Contribution increases the Income Base by the amount of the contribution. GLWB Contributions during the GLWB Withdrawal Phase immediately increase the AGWA. The increase will be equal to the amount of the contribution multiplied by the applicable AGWA Percentage. However, for an additional GLWB Contribution made during the GLWB Withdrawal Phase that is still within the GLWB Year of the Lock-In, the amount of additional AGWA available for withdrawal for that GLWB year will be pro-rated in the same manner described below for the initial AGWA in the GLWB Year of the Lock-in, based on the number of days between the day such additional contribution is applied and the day before the next GLWB Birthday. Only one GLWB Election may be in effect at a time.

GLWB Accumulation on any Business Day is the then current value of accumulations in the GLWB Account under the GLWB Election.

There are three GLWB Phases.

•	The GLWB Accumulations Phase begins on the date the GLWB Election is made and ending on the date the AGWA is “locked-in”.

•

The GLWB Withdrawal Phase begins on the GLWB Lock-in Date and ends on the earliest of (A) the date the GLWB Accumulation is exhausted whether by way of the payment of the AGWA or by a GLWB Excess Withdrawal, (B) the date when all GLWB Owners have died, or (C) the date the GLWB Election is converted to a life annuity.

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•

The GLWB Payout Phase begins on the date the GLWB Withdrawal Phase ends by way of exhausting the GLWB Accumulation while a GLWB Owner is still alive and while an AGWA is still payable, and ends on the day all GLWB Owners have died. During the GLWB Payout Phase, the AGWA will be paid in monthly installments unless you direct us otherwise. If the total withdrawals for the year are less than the AGWA, the remaining AGWA will be paid in a lump sum. No additional GLWB Contributions are permitted once the GLWB has entered the Payout Phase and no GLWB Excess Withdrawals are available during the GLWB Payout Phase. During the GLWB Payout Phase the AGWA is paid from our General Account.

Your Highest Birthdate Value (HBV) is equal to the GLWB Accumulation on the date a GLWB Election is effective. Thereafter, during the GLWB Accumulation Phase it is equal to the highest value of the GLWB Accumulation as of each GLWB Birthday between the date the GLWB Election is effective and any subsequent Business Day to the extent the value on any such subsequent Business Day may be used to determine the Income Base.

The Income Base of the GLWB Election is the value used to determine the amount of the AGWA. The Income Base equals GLWB Accumulation on the date the GLWB Election is effective. Thereafter, during the GLWB Accumulation Phase, the Income Base as of any Business Day is equal to the greater of the GLWB Accumulation and the HBV as of the close of such Business Day. As of the Lock-in Date, the Income Base will remain at its value as of the prior Business Day and will change only as a result of subsequent GLWB Contributions, GLWB Withdrawals, or Step-Ups as described in this rider. However, under no circumstances will the Income Base ever be greater than [$5 million]. We reserve the right to increase this maximum. No more than one GLWB election may be in effect at any time if you own multiple variable annuity contracts issued by TIAA-CREF Life with a substantially similar GLWB option.

Locking-in the AGWA. On any Business Day after the date of the GLWB Election, on or after all GLWB Owners’ 55th birthday and which is after the end of the Contract’s right-to-cancel period, you may “lock in” your GLWB. The choice of a Single Life GLWB or Joint Life GLWB is set as of the Lock-in Date. A Lock-in must be for the full amount of AGWA available; no partial lock-in is permitted. The amount of the AGWA will be initially set equal to the Income Base as of the close of the last Business Day prior to such Lock-in Date, multiplied by the applicable AGWA percentages, as follows:

Your Attained Age at Lock-in	Single-Life GLWB AGWA Percentage	Joint-Life GLWB AGWA Percentage
[55-64]	[4.00%]	[3.50%]
[65-69]	[5.00%]	[4.50%]
[70+]	[5.50%]	[5.00%]

The AGWA percentage for a Joint-Life GLWB will be based on the younger of the two ages. The AGWA percentage for a GLWB Election is permanently established on the Lock-In Date and will not change. If, on the Lock-In Date, the calculated AGWA would be less than $250, no AGWA will be established. Instead, the GLWB Accumulation will be paid to you in a lump-sum and the GLWB Election will terminate.

Withdrawal of the AGWA. After the AGWA is locked in, you may, for as long as a GLWB Owner is alive, withdraw up to the AGWA in each GLWB Year, regardless of the GLWB Accumulation. Generally, payment of the AGWA must be taken in the form of monthly installments each equaling one-twelfth of the full AGWA; however we may make other payment schedules available. Withdrawals equal to or less than the AGWA in a given GLWB Year will not reduce the AGWA in subsequent GLWB Years. Withdrawals greater than the AGWA, will be deemed GLWB Excess Withdrawals, and will reduce the AGWA in future years as described below. If the entire AGWA is not withdrawn in a given GLWB Year, the portion not taken will “expire” at the end of the year and will not increase the AGWA in subsequent years.

The AGWA will be reduced in the GLWB Year of the Lock-in. The AGWA amount payable for that GLWB Year will equal the AGWA otherwise payable in other GLWB Years, multiplied by A and divided by B where A is the number of days between Lock-In Date and the day before the next GLWB Birthday, and B is 365. After that birthday, 100% of the AGWA may be withdrawn in any GLWB year without any Excess Withdrawal adjustment as described below. If the Lock-In Date is the GLWB Birthday no such reduction will apply.

AGWA Step-Ups. During the GLWB Withdrawal Phase the AGWA has the potential to be increased or “Stepped-Up”. The determination for eligibility for a Step-Up occurs automatically every year on the day before the GLWB Birthday. If on such day the GLWB Accumulation is greater than the Income Base, the GLWB Accumulation becomes the Income Base and the AGWA will be set equal to the new Income Base multiplied by the applicable AGWA percentages. If the AGWA is not eligible for a Step-Up, nothing changes and the process is repeated on the day before the next GLWB Birthday. The new higher AGWA takes effect for the GLWB Year which began on the GLWB Birthday that is after the day as of which the Step-Up was calculated.

GLWB Withdrawals During the GLWB Accumulation Phase. You may withdraw some or all of your GLWB Accumulation during the GLWB Accumulation Phase, subject to the same restrictions applicable to other Contract withdrawals. Such withdrawals reduce GLWB Accumulation by the amount of the withdrawal. Such withdrawals also reduce the HBV and the Income Base by a percentage equaling the ratio of the amount of the withdrawal to the GLWB Accumulation as of the close of the effective date of the withdrawal but prior to the reduction of the GLWB Accumulation by the withdrawal amount. If you withdraw all of your GLWB Accumulation during the Accumulation Phase, your GLWB Election is terminated and we will have no further obligations under that GLWB Election.

Effect of GLWB Excess Withdrawals. GLWB Excess Withdrawals are subject to the same restrictions applicable to other Contract withdrawals. GLWB Excess Withdrawals reduce the GLWB Accumulation by the amount of the withdrawal. GLWB Excess Withdrawals will also reduce the AGWA in future years, as well as the Income Base, by a percentage equaling the ratio of the amount of the withdrawal to the GLWB Accumulation as of the close of the effective date of the withdrawal but prior to the reduction of the GLWB Accumulation by the withdrawal amount.

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The impact of this is that a GLWB Excess Withdrawal could reduce the AGWA by more than the dollar amount of the withdrawal. If a single withdrawal request completes the AGWA for the GLWB Year and also consists of GLWB Excess Withdrawal, only the portion representing an GLWB Excess Withdrawal will be treated as such. If you withdraw all of your GLWB Accumulation during the GLWB Withdrawal Phase, your GLWB Election is terminated and we will have no further obligations under that GLWB Election.

Even though GLWB Contributions during the GLWB Withdrawal Phase increase the AGWA for the GLWB Year, as described above, this will not have the effect of increasing the total amount of GLWB Withdrawals exempt from GLWB Excess Withdrawal treatment during that GLWB Year if any such GLWB Withdrawals had already been subject to such treatment during that GLWB Year.

GLWB Termination Rights. We reserve the right to stop accepting any future GLWB Contributions. Also, if a GLWB Election is terminated as described above, you may not make a new GLWB Election until 90 days have elapsed since the prior GLWB Election terminated.

GLWB Date of Birth Corrections. If we become aware of a correction to your or a GLWB Co-Owner’s date of birth, we will make corrections as follows:

•	If we receive the correction during the GLWB Accumulation Phase, the HBV will be recalculated in accordance with the correct date of birth.

•

If we receive the correction during the GLWB Withdrawal Phase and it would not render you below the minimum Lock-In age as of the Lock-in Date, but would have changed the applicable AGWA Percentage, the AGWA amount will be recalculated for the current year and future years. In this case, no adjustments – positive or negative – will be made in connection with payments or withdrawals made before the correction.

•

If the correction is received during the GLWB Withdrawal Phase and would render you below the minimum Lock-In age as of the Lock-in Date, your previously processed Lock-In will be nullified and all impacted values will be adjusted to fairly reflect the effects of any interim withdrawals. A new affirmative GLWB Election to Lock-In would be required once you attain age 55.

•	All future step-up evaluations will be based on the corrected birthday.

•	Birthday corrections received during the GLWB Payout Phase will have no impact.

GLWB Assignment. Neither GLWB Accumulations nor any GLWB payments may be assigned after the Lock-in Date. Any assignment of the Contract prior to the Lock-in Date will result in all GLWB Accumulations being transferred to the Contract’s Money Market Portfolio and termination of the GLWB Election.

WITHDRAWALS TO PAY ADVISORY FEES

In certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your advisor. You will be required to complete and return certain forms to effect these cash withdrawals, indicating how you want the money to be withdrawn. If you do not specify how you want the money withdrawn, we will make the withdrawal from each of your Investment Accounts on a pro rata basis. For a Non-Qualified Contract, the withdrawal will be treated like any other distribution; it may be included in gross income for federal tax purposes and, if the Owner is under age 59  1/2, it may be subject to a 10% penalty tax. You should consult a tax advisor regarding the tax treatment of the payment of advisor fees from your Contract.

You may use systematic withdrawals to pay these advisory fees. Such withdrawals must be quarterly, not earlier than the seventh Business Day after the end of a calendar quarter. The amount withdrawn must be specified in dollars or in percentage of your Accumulation Value as of the end of the quarter. The financial advisor may request that we stop making withdrawals. We may determine the eligibility of financial advisors for systematic withdrawal payments.

These fees will go to individual registered investment advisers who are not affiliated with us or the Separate Account investment adviser. These fees are not Contract charges retained by us. These fees also are not the investment advisory fees paid by the underlying Portfolios. We will not assess any charge for the withdrawal of these fees.

The Systematic Withdrawal, Systematic Withdrawals to Pay Financial Advisor Fees, Dollar-Cost Averaging, and Automatic Account Rebalancing features of the contract, if any, are not available in connection with GLWB Accumulations.

TAX ISSUES

Make sure you understand the possible federal and other income tax consequences of transfers and cash withdrawals. Cash withdrawals are taxed at the rates for ordinary income—i.e., they are not treated as capital gains. Withdrawals before age 59  1/2 may subject you to early-distribution taxes as well. For more information, see “Federal Income Taxes.”

CHARGES

SEPARATE ACCOUNT CHARGES

We deduct charges each Business Day from the assets of each Investment Account for various services required to administer the Separate Account and the Contracts and to cover certain insurance risks borne by TIAA-CREF Life. While TIAA-CREF Life reserves the right to increase the Separate Account charges at any time, we will provide at least three months’ notice before any rise.

Administrative Expense Charge. This charge is for administration and operations, such as allocating Premiums and administering Accumulation Value. The daily deduction is equivalent to 0.30% of Accumulation Value annually. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

Intelligent Variable Annuity Prospectus	19

We currently waive a portion of the Administrative Expense Charge, so that the current Administrative Expense Charge is 0.10%. While we reserve the right to increase this charge at any time, we will provide at least three months’ notice before we raise the Administrative Expense Charge above 0.10%.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the Contracts. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

The daily deduction is equivalent to the following percentages of Accumulation Value annually:

During the First 10 Contract Years:
If Accumulation Value is less than $100,000:	0.40%
If Accumulation Value is between $100,000–$500,000:	0.25%
If Accumulation Value is greater than $500,000:	0.15%
After the First 10 Contract Years:	0.00%

On the last Business Day of each month, we will transfer Accumulation Units between bands if your Accumulation Value on that day increases above or decreases below a particular band breakpoint. In addition, on any Business Day in which you make a Premium or withdrawal, we also will transfer Accumulation Units between bands if the Premium or withdrawal causes your Accumulation Value on that day to increase above or decrease below a particular band breakpoint.

Our mortality risks come from our obligations under the Contracts to make annuity payments under the One-Life Annuity and the Two-Life Annuity and to pay death benefits before the Annuity Period begins. We assume the risk of making annuity payments regardless of how long the Annuitant(s) may live or whether the mortality experience of Annuitants as a group is better than expected. We also bear a risk in connection with our Guaranteed Minimum Death Benefit guarantee, since this death benefit may be more than your Accumulation Value.

Our expense risk is the possibility that our actual expenses for administering and marketing the Contract and for operating the Separate Account will be higher than the amount recovered through the administrative expense charge.

If the mortality and expense risk charge isn’t enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our General Account assets, which may include amounts derived from the mortality and expense risk charge, to TIAA-CREF Individual & Institutional Services, LLC (“TC Services”), the principal underwriter of the Contract.

Guaranteed Minimum Death Benefit Charge. If you elect the Guaranteed Minimum Death Benefit, we will assess an additional charge of 0.10% of Accumulation Value, on an annual basis, as compensation for providing this guaranteed benefit. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

Guaranteed Living Withdrawal Benefits Charge. If you elect the Guaranteed Living Withdrawal Benefit (GLWB), we will assess an additional charge that is guaranteed to never exceed 2.00% of Accumulation Value, on an annual basis, as compensation for providing this guaranteed benefit. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

We currently waive a portion of the Guaranteed Living Withdrawal Benefits Charge, so that the current Guaranteed Living Withdrawal Benefits Charge is 1.20%. While we reserve the right to increase this charge at any time, we will provide at least [three] months’ notice before we raise the Guaranteed Living Withdrawal Benefits above 1.20%.

OTHER CHARGES AND EXPENSES

Portfolio Expenses. Each Investment Account purchases shares of the corresponding Portfolio at net asset value. Certain deductions and expenses of the underlying Portfolios are paid out of the assets of the Portfolios. These expenses may include charges for portfolio accounting, custody, and other services provided to the Portfolio. The Portfolios’ investment advisers also are entitled to an annual management fee based on a percentage of the average daily net assets of each Portfolio. Portfolio expenses are not fixed or specified under the terms of the Contract, and may change periodically. For further information, consult the Portfolios’ prospectuses and the Annual Operating Expense table included in the summary of this prospectus.

No Deductions from Premiums. The Contract provides for no front-end charges.

Premium Taxes. Currently, residents of several states may be subject to premium taxes on their Contract. We normally will deduct any charges for premium taxes from your Accumulation Value when it’s applied to provide annuity payments. However, if a jurisdiction requires that premium taxes be paid at other times, such as when Premiums are paid or when cash withdrawals are taken, we’ll deduct premium taxes then. State premium taxes currently range from 1.00 percent to 3.50 percent of Premium payments.

Annual Maintenance Fee. Your Contract will be subject to an annual maintenance fee of $25 to compensate us for the expenses associated with administering your Contract. We will assess this fee on every annual anniversary of your Contract and on surrender of your Contract. We will waive the annual maintenance fee if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or the day you surrender your Contract. If your Accumulation Value in the TIAA-CREF Life Money Market Investment Account is greater than the amount of the maintenance fee, we will deduct the fee from the TIAA-CREF Life Money Market Investment Account. Otherwise, we will deduct the fee from the Investment Accounts in proportion the Accumulation Value in each Investment Account. We do not deduct this charge during the Annuity Period.

Transfer Charge. We do not charge you for transfers.

Surrender Charge. We do not deduct any surrender charges if you withdraw all Accumulation Value from the Contract, although we will assess the annual maintenance fee.

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THE CONTRACT—THE ANNUITY PERIOD

You can apply your Accumulation Value to provide annuity payments from a fixed account that is part of our General Account. Annuity payments will be based, among other things, on the amount of your Accumulation Value, your choice of Income Option, and your choice among the payout options. You may elect to receive monthly, quarterly, semi-annual or annual payments. If your annuity payments would be less than $100 under the payment option you choose, we may make annuity payments less frequently than that. The total value of annuity payments made to you may be more or less than the total Premiums you paid under the Contract.

WHEN ANNUITY PAYMENTS BEGIN

Generally you pick the date when you want annuity payments to begin when you first apply for a Contract. The date you choose cannot be later than the Annuitant’s 90th birthday. You can choose or change this annuity starting date at any time before annuity payments begin. In any case, the annuity starting date will be the first day of a month and can not be earlier than fourteen months after the day your Contract is issued (twelve months for Contracts issued in Florida). Your first annuity check may be delayed while we process your choice of Income Options and calculate the amount of your initial payment.

For payments to begin on the annuity starting date you chose, we must have received all information and documentation necessary for the Income Option you’ve picked. If we haven’t received all the necessary information, we’ll defer the annuity starting date until the first day of the month after the information has reached us at our Administration Office in good order, but not beyond the Annuitant’s 90th birthday. If you haven’t picked an Income Option by then or if we have not otherwise received all the necessary information, we will begin payments under a One-Life Annuity with, if allowed under federal tax law, a ten year guaranteed period. The payments will be made out of the fixed account.

We’ll send your annuity payments by mail to your home address or (on your request) by mail or electronic fund transfer to your bank. If the address or bank where you want your payments changes, it’s your responsibility to let us know. We can send payments to your residence or most banks abroad.

INCOME PAYMENTS

Your payments are based on your Accumulation Value determined on the last Business Day before the annuity starting date. At the annuity starting date, the dollar amount of each annuity payment resulting from your Accumulation Value is fixed, based upon:

•	the annuity option you choose

•	the length of the fixed period or guaranteed period, as applicable

•	the frequency of payment you choose

•	the ages of the Annuitant and any Second Annuitant, and

•	the current annuity rates, not to be less than those specified in your Contract’s rate schedule.

Payments are not variable—they won’t change based on the investment experience of any Investment Account.

ANNUITY OPTIONS

You have a number of different annuity options. The current options are:

•

One-Life Annuities with or without Guaranteed Period. Pays income as long as the Annuitant lives. If you opt for a guaranteed period (10, 15 or 20 years) and your Annuitant dies before it’s over, income payments will continue to you or your Beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at the Annuitant’s death—so that it’s possible for you to receive only one payment if your Annuitant dies less than a month after payments start.

•

Fixed-Period Annuities. Pays income for a stipulated period of not less than two nor more than thirty years. At the end of the period you’ve chosen, payments stop. If you die before the period is up, your Beneficiary becomes the Contractowner.

•

Two-Life Annuities with or without Guaranteed Period. Pays income to you as long as the Annuitant or Second Annuitant lives, then continues at either the same or a reduced level for the life of the survivor, or until the end of the specified guaranteed period, whichever period is longer. There are three types of two-life annuity options, all available with or without a guaranteed period—Full Benefit While Either the Annuitant or the Second Annuitant is Alive, Two-Thirds Benefit After the Death of Either the Annuitant or the Second Annuitant, and a Half-Benefit After the Death of the Annuitant.

Your Beneficiary has the right to receive in a lump sum the commuted value of any periodic payments or other amounts remaining due under a Fixed-Period Annuity or Life Annuity with a Guaranteed Period. The commuted value, which is the present value of annuity payments used when an annuity will be paid in a lump sum instead of a series of payments, is equal to the sum of payments less the interest that would have been earned from the effective date of the commuted value calculation to the date each payment would have been made. The interest rate used is the same as that used to determine the guaranteed amount of the annuity payments.

GUARANTEED LIVING WITHDRAWAL BENEFIT and the LATEST ANNUITY STARTING DATE

If, as of the latest Contract annuity starting date, the Guaranteed Living Withdrawal Benefit (GLWB) rider is in the GLWB Withdrawal Phase of a Single Life GLWB, the GLWB Election will be converted to a one-life annuity on the life of the GLWB Owner and any remaining GLWB Accumulation will be reduced to zero and no further benefits or payments will be available under the GLWB Election. If on such date either the GLWB Owner or the GLWB Joint Owner, or both, are alive during the Withdrawal Phase of a Joint Life GLWB, the GLWB Election will be converted to a life annuity payable for as long as either GLWB Owner or the GLWB Joint Owner are alive. Any remaining GLWB Accumulation will be reduced to zero and no further benefits or payments will be available under the GLWB Election. The amount of the annuity benefit payable under the annuities resulting from the conversions described above will be the greater of the AGWA that was payable under the GLWB Election and the amount that would result from the application of the then current GLWB Accumulation to the Contract’s applicable annuity purchase rates for an otherwise identical life annuity.

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DEATH BENEFITS

AVAILABILITY; CHOOSING BENEFICIARIES

Unless the “Special Option For Spouses” described immediately below applies, the death benefit will be paid if either the Owner or Annuitant dies during the Accumulation Period. When you fill out an application for a Contract, you name one or more Beneficiaries to receive the death benefit if you die. You can change your Beneficiary at any time during the Accumulation Period. For more information on designating Beneficiaries, contact TIAA-CREF Life or your legal adviser.

SPECIAL OPTION FOR SPOUSES

If the surviving spouse is the sole Beneficiary when the Owner dies, the spouse can choose to become the Contractowner and continue the Contract, or receive the death benefit. If the surviving spouse does not make a choice within 60 days after we receive (in good order) proof of death, the spouse will automatically become the Contractowner, and no death benefit will be paid to the surviving spouse. Your spouse will also become the Annuitant if you were the Annuitant.

The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The Federal Defense of Marriage Act (“DOMA”) currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Recently, however, several U.S. Courts of Appeals and U.S. District Courts held DOMA to be unconstitutional, and the Supreme Court is expected to hear a case on DOMA in 2013. Therefore, it is currently uncertain as to whether the spousal continuation provisions of this Contract will be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

AMOUNT OF DEATH BENEFIT

The amount of the death benefit is your Accumulation Value on the Valuation Day we authorize payment of the death benefit. We will authorize payment of a Beneficiary’s portion of the death benefit on the date we receive (in good order) due proof of death of an Owner or Annuitant and all information required to be furnished for payment of that Beneficiary’s portion of the death benefit.

If you have elected the Guaranteed Minimum Death Benefit (for an additional charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit (see below).

GUARANTEED MINIMUM DEATH BENEFIT OPTION

If you elected the Guaranteed Minimum Death Benefit option (for an additional charge) and, on the Business Day we authorize payment of the death benefit, this amount is greater than the Contract death benefit (which is equal to the Accumulation Value), then we will pay the Guaranteed Minimum Death Benefit instead of the Contract death benefit.

The Guaranteed Minimum Death Benefit on any Business Day is equal to the sum of all Premiums credited under the Contract less the “adjusted sum” of each withdrawal made.

The adjusted sum of each withdrawal made is equal to the sum of each withdrawal multiplied by the greater of 1 or the following:

•	the value of the Guaranteed Minimum Death Benefit on the Business Day preceding the withdrawal, divided by

•	the Accumulation Value on the Business Day of the withdrawal, excluding the effect of any transactions on that day.

Multiple withdrawals made on any single day will be aggregated for the purpose of this calculation.

The following example is intended to illustrate how we calculate the Guaranteed Minimum Death Benefit. Assume:

•	On July 16th, an initial Premium of $10,000 is received by us and the Contract is issued.

•	The Accumulation Value equals $10,000.

•	The Contract death benefit, which is equal to the Accumulation Value, is also $10,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($0), also equals $10,000.

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $10,000. Because the Guaranteed Minimum Death Benefit is not greater than the Contract death benefit, we will not instead pay the Guaranteed Minimum Death Benefit.

•	On August 21st, a withdrawal of $2,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $8,500. After the withdrawal, the Accumulation Value equals $6,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $6,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $2,000 withdrawal is equal to the withdrawal ($2,000) multiplied by the greater of:

1.	1; or

2.	the prior Business Day’s Guaranteed Minimum Death Benefit ($10,000) divided by the current Accumulation Value excluding the effect of any transactions on that day ($8,500). This equals 1.1764706 ($10,000/$8,500).

•	Because 1.176 is greater than 1, the withdrawal ($2,000) is multiplied by 1.1764706 to equal $2,352.94.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $7,647.06.

If a death benefit were to be paid on this date, it would be equal to the Guaranteed Minimum Death Benefit of $7,647.06, because this amount is greater than the Contract death benefit of $6,500.

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•	On September 1st, a subsequent Premium of $20,000 is received by us.

•	Assume that prior to receipt of the Premium, the Accumulation Value equals $9,000. After the Premium is received, the Accumulation Value equals $29,000.

•	The Contract death benefit, which is equal to the Accumulation Value after the Premium is received, is $29,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $27,647.06 ($30,000–$2,352.94).

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $29,000, which is greater than the Guaranteed Minimum Death Benefit of $27,647.06.

•	On September 28th, a withdrawal of $5,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $31,500. After the withdrawal, the Accumulation Value equals $26,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $26,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $5,000 withdrawal is equal to the withdrawal ($5,000) multiplied by the greater of:

1.	1; or

2.	the prior Business Day’s Guaranteed Minimum Death Benefit ($27,647.06) divided by the current Accumulation Value excluding the effect of any transactions on that day ($31,500). This equals 0.877684 ($27,647.06/$31,500).

•	Because 1 is greater than 0.877684, the withdrawal ($5,000) is multiplied by 1 to equal $5,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($7,352.94=$2,352.94+$5,000), equals $22,647.06.

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $26,500, which is greater than the Guaranteed Minimum Death Benefit of $22,647.06.

The Guaranteed Minimum Death Benefit is a guaranteed minimum, which means that we will only pay this amount if it is greater than the Contract death benefit.

The daily charge for the Guaranteed Minimum Death Benefit is shown in the “Separate Account Charges” section of this Prospectus. You may not elect the Guaranteed Minimum Death Benefit after we issue your Contract, and may not cancel it after we issue your Contract.

GUARANTEED LIVING WITHDRAWAL BENEFIT (GLWB) OPTION DEATH BENEFIT

If you die during the GLWB Accumulation Phase, the death benefit attributable to the GLWB Election will be a lump-sum payment of the GLWB Accumulation.

If you die during the GLWB Withdrawal Phase, the death benefit attributable to the GLWB Election will be a payable as follows:

•	For non-spouse Beneficiaries a lump-sum payment equal to the GLWB Accumulation.

•	For spouse beneficiaries only

• under a Single Life GLWB Election, the Income Base is set equal to the GLWB Accumulation as of your date of death, and your spouse can then choose to lock-in his or her own Single Life GLWB Election with an AGWA based on the applicable percentages for his or her then current age. Alternatively, your spouse beneficiary can choose to receive the death benefit as would a non-spouse beneficiary.

• under a Joint-Life GLWB Election, then the surviving spouse (the GLWB Joint Owner) assumes the GLWB Owner’s withdrawal rights, while the Joint Life GLWB Election continues. If your spouse has also died, a lump-sum payment equal to the GLWB Accumulation becomes payable.

Under a Single Life GLWB, if you die during the GLWB Payout Phase, AGWA payments end and no further GLWB death benefit is then provided. Under a Joint Life GLWB, once the GLWB Payout Phase has commenced and both you and the GLWB Joint Owner have died, regardless of whether or not one of you died prior to the GLWB Payout Phase, AGWA payments will end and no further GLWB death benefit is then provided.

Under a Joint Life GLWB, no change in benefit occurs as a result of the first death of either the GLWB Owner or the GLWB Joint Owner.

Any Guaranteed Minimum Death Benefit provision that has been elected under the contract applies to the payment of the GLWB Accumulation to the extent it becomes payable as a death benefit. All GLWB Withdrawals will be included in the calculation of the adjusted sum of withdrawals associated with any such Guaranteed Minimum Death Benefit.

METHODS OF PAYMENT OF DEATH BENEFITS

The sole method of payment for death benefits is a single-sum payment by check. The entire death benefit is paid at once. If there is more than one Beneficiary, we will pay each Beneficiary, in a single-sum payment, his or her portion of the death benefit as determined on the Valuation Day we receive (in good order at our Administration Office) all information required to be furnished for payment of that Beneficiary’s portion of the death benefit. Because Beneficiaries may provide the required information to us on different days, Beneficiaries may receive differing amounts, even where all Beneficiaries have been designated so as to share equally in the death benefit proceeds.

Death benefit payments must be made within five years of your death. Upon payment of the entire death benefit, the Contract will terminate.

In all events, the death benefit and the termination provisions of the Contract will be administered in accordance with the requirements of Sections 72(s) or 401(a)(9), as applicable to your Contract.

DELAYS IN PAYMENTS

We usually pay the amounts of any surrender, partial withdrawal, death benefit proceeds, or transfer from the Investment Accounts within 7 days after we receive (in good order at our Administration Office) all applicable acceptable notices, and/or due proofs of death. However, we can postpone these payments if:

•	the New York Stock Exchange is closed for trading, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the SEC; or

•

an emergency exists, as a result of which the SEC determines that (A) the disposal of shares in an Investment Account or its corresponding Portfolio is not reasonably practicable, or (B) it is not reasonably practicable to fairly determine the value of the net assets of an Investment Account or its corresponding Portfolio; or

•	an Investment Account or its corresponding Portfolio otherwise suspends payment or redemption of its shares pursuant to an order of the SEC; or

•	you have submitted a check or draft to our Administrative Office, in which case we have the right to defer payment until the check or draft has been honored.

If, pursuant to SEC rules, the TIAA-CREF Life Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the TIAA-CREF Life Money Market Sub-Account until the Fund is liquidated.

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FEDERAL INCOME TAXES

The following discussion is based on our understanding of current federal income tax law, and is subject to change. For complete information on your personal tax situation, check with a qualified tax adviser.

TAXATION OF ANNUITIES

The following discussion assumes the Contracts qualify as annuity Contracts for federal income tax purposes:

In General. Internal Revenue Code (IRC) Section 72 governs annuity taxation generally. We believe an Owner who is a natural person usually won’t be taxed on increases in the value of a Contract until there is a distribution (i.e., the Owner withdraws all or part of the Accumulation Value or takes annuity payments). Since transfers among Investment Accounts under the Contract aren’t considered distributions, they won’t be taxed. Assigning, pledging, or agreeing to assign or pledge any part of the Accumulation Value usually will be considered a distribution.

Withdrawals of accumulated investment earnings are taxable as ordinary income. The IRC generally requires Non-Qualified Contract withdrawals to be first allocated to investment earnings.

Non-Natural Persons. The Owner of any annuity Contract who is not a natural person (such as a corporation or trust) generally must include in income any increases in the value of the Contract during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

Qualified and Non-Qualified Contracts. The Contract can only be purchased as an individual and not a group contract, and is referred to as a Non-Qualified Contract. Annuity contracts purchased as part of an IRA, Roth IRA, SEP or SIMPLE plan are referred to as a Qualified Contract. We do not currently offer Qualified Contracts.

The following discussion applies generally to Contracts owned by a natural person:

Withdrawals. If you make a withdrawal from your Non-Qualified Contract, the IRC generally treats such a withdrawal as first coming from earnings and then from your Premiums. Such withdrawn earnings are includible in income.

Diversification Requirements. The IRC requires that the investments of each Investment Account of the Separate Account underlying the Contracts be “adequately diversified” in order for the Non-Qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that each Investment Account, through the Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the

Contractowners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of a Contractowner to allocate Premiums and transfer amounts among the Investment Accounts of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contractowner from being treated as the Owner of the Separate Account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the IRC requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner (as defined under federal law), the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Annuity endorsement contains provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Penalty Tax on Certain Withdrawals. The IRC also provides that any amount received under an annuity contract that is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)	paid on or after the taxpayer reaches age 59 1/2;

(2)	paid after you die;

(3)	paid if the taxpayer becomes totally disabled (as that term is defined in the IRC);

(4)	paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)	paid under an immediate annuity; or

(6)	that come from purchase payments made prior to August 14, 1982.

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With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, these amounts are taxed to the recipient: (i) if distributed in a lump sum, in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, in the same way as annuity payments.

Partial 1035 Exchanges. Section 1035 of the IRC provides that a non-qualified annuity contract may be exchanged in a tax-free transaction for another annuity contract. The Internal Revenue Service (IRS) has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also generally qualify as a non-taxable exchange. IRS guidance provides that a distribution from either of the contracts involved in the direct partial exchange within 12 months of the exchange would result in the exchange being treated as a taxable distribution from the first contract, followed by a payment for the second contract, except in limited circumstances, including a lifetime event such as divorce, disability or loss of employment which occurred between the date of the partial direct exchange and the withdrawal. Contractowners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

Transferring or assigning Contract ownership, pledging the Contract as security for a loan, designating an Annuitant, payee or other Beneficiary who is not also the Owner, selecting certain annuity start dates, or exchanging a Contract can have other tax consequences that we don’t discuss here. If you’re thinking about any of those transactions, contact a tax adviser.

ANNUITY PAYMENTS

Although the tax consequences may vary depending on the annuity payment option you select, in general, only a portion of the annuity payments you receive will be includable in your gross income. In general, the excludable portion of each annuity payment you receive will be determined as follows: by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If, after the annuity commencement date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return. You should consult a tax adviser before electing the Initial Payment Guarantee or a feature with stabilized payments.

PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. A pro-rated amount of the cost basis is used in calculating the payments and exclusion ratio associated with the Partial Annuitization. All Annuity Options in this contract are available for Income Payments except for Fixed Period Annuities where the period is less than ten years.

WITHHOLDING

Annuity distributions are usually subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

In determining gross income, Section 72(e) will treat as one contract all TIAA-CREF Life and TIAA Non-Qualified deferred annuity Contracts issued to the same Owner during any calendar year. This could affect when income is taxable and how much might be subject to the 10 percent penalty tax (see above). Consult a tax adviser before buying more than one annuity Contract for the purpose of gaining a tax advantage.

POSSIBLE CHARGE FOR TIAA-CREF LIFE’S TAXES

Currently we don’t charge the Separate Account for any federal, state, or local taxes on it or its Contracts (other than premium taxes—see “Charges”), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

Intelligent Variable Annuity Prospectus	25

OTHER TAX ISSUES

Federal Estate Taxes, Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2013, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,250,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity purchases by residents of Puerto Rico. The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

TAX ADVICE

What we tell you here about federal and other taxes isn’t comprehensive and is for general information only. It doesn’t cover every situation. Taxation varies depending on the circumstances, and state and local taxes may also be involved. For complete information on your personal tax situation, check with a qualified tax adviser.

GENERAL MATTERS

FINANCIAL CONDITION OF TIAA-CREF LIFE

The benefits under your Contract are paid by us from our General Account assets and/or your Accumulation Value held in the Separate Account. It is important that you understand how your Contract works and how our ability to meet our obligations affects your Contract. Payment of your Contract benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for Accumulation Value allocated to the Investment Accounts. Your Accumulation Value in the Investment Accounts is part of the assets of the Separate Account. These assets are segregated and insulated from our General Account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your Accumulation Value allocated to the Separate Account should generally not be adversely affected by the financial condition of our general account. With very limited exceptions, all assets in the Separate Account attributable to your Accumulation Value and that of all other Contractowners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See “SEPARATE ACCOUNT.”

Assets in the General Account. Any guarantees under the Contract that exceed your Accumulation Value in the Separate Account, such as those associated with the death benefit, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Accumulated Value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our General Account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well,

26	Prospectus Intelligent Variable Annuity

such as market value adjusted annuities, and we also pay our obligations under these products from the assets in our General Account. These General Account products are subject to our claims-paying ability. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the Contract would generally receive the same priority as our other policy holder obligations.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our General Account. In general, those laws and regulations determine the amount and type of investments which we can make with General Account assets. In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts required under state law to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value. We continually evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information (“SAI”). For information on how to obtain a free copy of the SAI, see the cover page of this  Prospectus.

TELEPHONE AND INTERNET TRANSACTIONS

To speak with a customer service representative to make requests related to your Contract or to obtain more information, you can call the Administrative Office at 877 694-0305.

You can also use the TIAA-CREF Web Center’s account access feature to check your Accumulation Value and current allocation percentages, and make transfers. You will be asked to enter your Contract number and last four digits of your social security number. You will be led through the transaction process and will use reasonable procedures to confirm that instructions given are genuine. All transactions made through the Web Center are electronically recorded. To use the Web Center’s account access feature, access the TIAA-CREF Internet home page at www.tiaa-cref.org.

Computer systems may not always be available. Any computer system, whether it is yours, your service provider’s, your registered representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.

You should protect your Contract number and social security number, because automated transaction options will be available to anyone who provides your Contract number and social security number. We may not be able to verify that you are the person providing instructions through the Web Center, or that you have authorized any such person to act for you.

We can suspend or terminate your ability to transact by telephone, fax, or over the Internet at any time for any reason.

CONTACTING TIAA-CREF LIFE

We won’t consider any notice, form, request, or payment to have been received by TIAA-CREF Life until it reaches our Administrative Office in good order. You can ask questions about the contract by calling us toll-free 877 694-0305.

ELECTRONIC PROSPECTUSES

If you received this prospectus electronically and would like a paper copy, please call 877 694-0305, and we will send it to you.

HOUSEHOLDING

To cut costs and eliminate duplicate documents sent to your home, we may begin mailing only one copy of the prospectus, prospectus supplements, annual and semi-annual reports, or any other required documents, to your household, even if more than one Contractowner lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call us toll-free at 877 694-0305, or write us.

SIGNATURE REQUIREMENTS

For some transactions, we may require your signature to be notarized or guaranteed by a commercial bank or a member of a national securities exchange.

Intelligent Variable Annuity Prospectus	27

ERRORS OR OMISSIONS

We reserve the right to correct any errors or omissions on any form, report or account statement that we send you.

DISTRIBUTING THE CONTRACTS

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

The Contracts are offered by TC Services, a subsidiary of TIAA which is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, or FINRA. TC Services may also enter into selling agreements with third parties to distribute the Contracts. TC Services is considered the “principal underwriter” for interests in the Contract. Anyone distributing the Contract must be a registered representative of TC Services or an entity that has entered into a selling agreement with TC Services. The main office of TC Services is at 730 Third Avenue, New York, New York 10017-3206. No commissions are paid in connection with the distribution of the Contracts, although we pay TC Services a fee from our General Account assets for sales of the Contracts. (Prior to May 1, 2012, the principal underwriter of the Policies was Teachers Personal Investors Services Inc. (“TPIS”), also a subsidiary of TIAA. TPIS is registered with the SEC as a broker-dealer and is a member of FINRA. During fiscal years 2012, 2011, and 2010, we paid TPIS and TC Services $105,801, $400,229, and $388,382, respectively, for distribution of all contracts in the Separate Account and TPIS and TC Services retained this amount. We intend to recoup payments made to TPIS and TC Services through fees and charges imposed under the Contract.

LEGAL PROCEEDINGS

Neither the Separate Account, TIAA-CREF Life, nor TC Services is involved in any legal action that we consider likely to have a material adverse effect on the Separate Account, the ability of TIAA-CREF to meet its obligations under the Contract, or the ability of TC Services to perform its contract with the Separate Account.

STATEMENTS AND REPORTS

You will receive a confirmation statement each time you remit Premiums, or make a cash withdrawal or transfer among the Investment Accounts. The statement will show the date and amount of each transaction. However, if you’re using an automatic investment plan, you’ll receive a statement confirming those transactions immediately following the end of each calendar quarter.

You will be sent a statement each quarter which sets forth the following:

(1)	Premiums paid during the quarter;

(2)	the number and dollar value of Accumulation Units in the Investment Accounts credited during the quarter and in total;
(3)	cash withdrawals during the quarter; and

(4)	any transfers among the Investment Accounts during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the Portfolios and a schedule of investments held by the Portfolios.

OTHER INFORMATION

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contractowners, Annuitants, Beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contractowners are urged to keep their own, as well as their Annuitants’, Beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. Such updates should be communicated in writing to TIAA-CREF Life Insurance Company, P.O. Box 724508, Atlanta, Georgia, 31139; by calling us between the hours of 8:00 a.m. and 6:00 p.m. Eastern Time, Monday-Friday at 877 694-0305; or 24 hours a day via our website www.tiaa-cref.org.

28	Prospectus Intelligent Variable Annuity

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

B-2	General Matters
B-3	State Regulation
B-3	Legal Matters
B-3	Experts
B-3	Additional Information
B-3	Financial Statements
B-4	Index to Financial Statements

Intelligent Variable Annuity Prospectus	29

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Presented below is condensed financial information for the Separate Account. The table shows per accumulation unit data and total returns for the variable investment accounts of the Separate Account. The data should be read in conjunction with the financial statements and other financial information included in the SAI, which is available without charge upon request.

[TO BE INCLUDED BY SUBSEQUENT AMENDMENT TO THIS REGISTRATION.]

30	Prospectus Intelligent Variable Annuity

For more information about Intelligent Variable Annuity

How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa-cref.org

24 hours a day, 7 days a week

Administrative Office

877 694-0305

8:00 a.m. to 6:00 p.m. ET Monday–Friday

To learn more about the Contract, you should read the Statement of Additional Information (“SAI”) dated the same date as this prospectus. The SAI contains more detailed information about the Contract than is contained in this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of the prospectus. The table of contents for the SAI appears on the last page of this prospectus. For a free copy of the SAI, to receive personalized illustrations of Accumulation Values, or to request other information about the Contract, please call or write to us at our Administrative Office 877 694-0305.

The SAI has been filed with the SEC. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about the Contract and us. Information about us and the Contract (including the SAI) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at 202 942-8090.

Investment Company Act of 1940 Registration File No. 811-08963 A11511 /13

STATEMENT OF ADDITIONAL INFORMATION

INTELLIGENT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

            , 201

This Statement of Additional Information (“SAI”) contains additional information regarding the Intelligent Variable Annuity—an individual flexible premium deferred variable annuity contract (the “Contract”) offered by TIAA-CREF Life Insurance Company (the “Company” or “TIAA-CREF Life”). This SAI is not a prospectus, and should be read together with the prospectus for the Contract dated             , 201     and the prospectuses for the mutual funds that serve as investment options for the Contract. You may obtain a copy of these prospectuses at no charge by writing us at: TIAA-CREF Life Insurance Company, P.O. Box 724508 Atlanta, GA 31139 or calling us toll-free at 877 694-0305. In addition, if you receive a summary prospectus for any fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Capitalized terms in this SAI have the same meanings as in the prospectus for the Contract.

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

B-2	General Matters
B-3	State Regulation
B-3	Legal Matters
B-3	Experts

B-3	Additional Information
B-3	Financial Statements
B-4	Index to Financial Statements

GENERAL MATTERS

THE CONTRACT

The Contract and the application are the entire contractual agreement between you and TIAA-CREF Life. We have issued the Contract in return for your completed application and the first Premium. Any endorsement to or amendment of the Contract or waiver of any of its provisions will be valid only if in writing and signed by an executive officer or a registrar of TIAA-CREF Life. All benefits are payable at our home office in New York, NY or at an administrative office designated by us. The Contract is incontestable.

ASSIGNMENT OF CONTRACTS

You may assign a Non-Qualified Contract prior to the annuity starting date. We assume no responsibility for the validity of any such assignment, nor will we be charged with notice of any assignment unless it is in writing and has been received in good order by us. The rights of the Owners, Annuitant, any Second Annuitant, any Beneficiaries and any other person to receive benefits under the Non-Qualified Contract will be subject to the terms of any assignment. You should consult your tax advisor before making any assignment of the Contract. You may not assign the Contract on or after the annuity starting date.

PAYMENT TO AN ESTATE, GUARDIAN, TRUSTEE, ETC.

We reserve the right to pay in one sum the commuted value of any benefits due an estate, corporation, partnership, trustee or other entity not a natural person. Neither TIAA-CREF Life nor the Separate Account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.

BENEFITS BASED ON INCORRECT INFORMATION

If the amounts of benefits provided under a Contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the Separate Account, appropriate adjustments will be made. Any amounts so paid or charged will include compound interest at the effective rate of 6% per year.

PROOF OF SURVIVAL

We reserve the right to require satisfactory proof that anyone named to receive benefits under a Contract is living on the date payment is due. If this proof is not received after a request in writing, the Separate Account will have the right to make reduced payments or to withhold payments entirely until such proof is received. If under a two-life annuity we have overpaid benefits because we were not notified of a death, we will reduce or withhold subsequent payments until the amount of the overpayment, plus compound interest at the rate of 6% per year, has been recovered.

PROTECTION AGAINST CLAIMS OF CREDITORS

The benefits and rights accruing to you or any other persons under the Contract are exempt from the claims of creditors or legal process to the fullest extent permitted by law.

PROCEDURES FOR ELECTIONS AND CHANGE

You have to make any choice or change available under the Contract in a form acceptable to us at our home office in New York, NY or an administrative office designated by us. If you send us a notice changing your Beneficiaries or other persons named to receive payments, it will take effect as of the date it was signed even if you then die before the notice actually reaches us in good order. Any other notice will take effect as of the date we receive it in good order. If we take any action in good faith before receiving the notice, we will not be subject to liability even if our acts were contrary to what you told us in the notice. If a joint Owner has been named and both Owners are living, authorization from both Owners is required for changes and transactions other than transfers and allocation of Premiums.

FINANCIAL SUPPORT AGREEMENT

The Contracts are issued by TIAA-CREF Life. All of the stock of TIAA-CREF Life is held by Teachers Insurance and Annuity Association of America (TIAA).

TIAA-CREF Life has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that TIAA-CREF Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA-CREF Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA-CREF Life’s financial strength rating at least the same as TIAA’s rating at all times. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any Contractowner of TIAA-CREF Life with recourse to TIAA.

MANAGEMENT RELATED SERVICE CONTRACTS

Pursuant to an administrative service agreement with our parent company, TIAA, McCamish Systems LLC, a Georgia

B-2	Statement of Additional Information ■ Intelligent Variable Annuity

Limited Liability Company, provides product administration to TIAA-CREF Life. We also have an agreement with State Street Bank and Trust Company, a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the Separate Account of TIAA-CREF Life. TIAA-CREF Life on behalf of the Separate Account has entered an agreement whereby JP Morgan will provide certain custodial settlement and other associated services to the Separate Account.

McCamish Systems LLC is located at 6425 Powers Ferry Road Suite 300, Atlanta, GA 30339. For years 2012, 2011, and 2010 TIAA-CREF Life provided total compensation for product administrative services of $12,281,977, $7,410,628, and $4,219,092 for all life insurance and non-qualified annuities product administration. State Street Bank and Trust Company is located at One Lincoln Street, Boston, Massachusetts, 02111. For years 2012, 2011, and 2010, TIAA-CREF Life paid custody fees of $305,206, $288,019, and $293,748. JP Morgan is located at One Beacon Street, Floor 19, Boston, MA 02108. For years 2012, 2011, and 2010, TIAA-CREF Life provided compensation for trade settlement services of $77,644, $87,944, and $77,287.

STATE REGULATION

TIAA-CREF Life and the Separate Account are subject to regulation by the New York Department of Financial Services (“Department”) as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA-CREF Life and the Separate Account must file with the Department periodic statements on forms promulgated by the Department. The Separate Account books and assets are subject to review and examination by the Department and the Department’s agents at all times, and a full examination into the affairs of the Separate Account is made at least every five years. In addition, a full examination of the Separate Account’s operations is usually conducted periodically by some other states.

LEGAL MATTERS

All matters of applicable state law pertaining to the contracts, including TIAA-CREF Life’s right to issue the contracts, have been passed upon by Meredith Kornreich, General Counsel of TIAA-CREF Life.

EXPERTS

[TO BE INCLUDED BY A SUBSEQUENT AMENDMENT TO THIS REGISTRATION.]

SEPARATE ACCOUNT FINANCIAL STATEMENTS

The financial statements of TIAA-CREF Life Separate Account VA-1 as of December 31, 2012 and the results of its operations and the changes in its net assets for each of the periods indicated, included in this Registration Statement have been so included in reliance on the report of [TO BE INCLUDED IN A SUBSEQUENT AMENDMENT TO THIS REGISTRATION], an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

TIAA CREF LIFE INSURANCE COMPANY STATUTORY BASIS FINANCIAL STATEMENTS

The statutory basis financial statements as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 included in this Registration Statement have been so included in reliance on the report of [TO BE INCLUDED IN A SUBSEQUENT AMENDMENT TO THIS REGISTRATION], given on the authority of said firm as experts in auditing and accounting.

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA STATUTORY BASIS FINANCIAL STATEMENTS

The statutory basis financial statements as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 included in this Registration Statement have been so included in reliance on the report of [TO BE INCLUDED IN A SUBSEQUENT AMENDMENT TO THIS REGISTRATION], given on the authority of said firm as experts in auditing and accounting.

ADDITIONAL INFORMATION

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, with respect to the Contracts discussed in the Prospectus and in this Statement of Additional Information. Not all of the information set forth in the registration statement, and its amendments and exhibits has been included in the Prospectus or this Statement of Additional Information. Statements contained in this registration statement concerning the contents of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

FINANCIAL STATEMENTS

Audited financial statements of the Separate Account, TIAA-CREF Life, and Teachers Insurance and Annuity Association of America (TIAA) follow.

TIAA-CREF Life’s financial statements should be considered only as bearing upon TIAA-CREF Life’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

TIAA financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the financial support agreement with TIAA-CREF Life. They should not be considered as bearing on the ability of TIAA-CREF Life’s ability to meet its obligations under the Contracts nor on the investment performance of the assets held in the Separate Account.

[TO BE INCLUDED IN A SUBSEQUENT AMENDMENT TO THIS REGISTRATION]

Intelligent Variable Annuity ■ Statement of Additional Information	B-3

C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: Not applicable

Part B: Includes all required financial statements of the Separate Account, TIAA-CREF Life Insurance Company and Teachers Insurance and Annuity Association of America.

(b)	Exhibits

(1)	Resolution of the Board of Directors of TIAA-CREF Life Insurance Company establishing TIAA-CREF Life Separate Account VA-1 (Registrant)[1]

(2)	None

(3)	(A)	Distribution Agreement by and among TIAA-CREF Life, TIAA-CREF Life on behalf of the Registrant, and Teachers Personal Investors Services, Inc. (TPIS)[8]

	(B)	Selling Agreement between TPIS and TIAA-CREF Individual and Institutional Services, Inc. and Amendment thereto[1]

	(C)	Principal Underwriter Distribution Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts.(14)

	(D)	Cash Disbursement and Reimbursement Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts.(14)

(4)	(A)	Form of Contract.(9)

	(B)	Guaranteed Minimum Withdrawal Benefit Rider

	(C)	Partial Annuitization Endorsement

(5)	Form of Application[9]

(6)

(A)	Charter of TIAA-CREF Life Insurance Company[2]

(B)	Bylaws of TIAA-CREF Life Insurance Company[2]

(7)	Form of Reinsurance Agreement [To be included in a subsequent amendment to this registration.]

(8)

(A)	Form of Participation/Distribution Agreement with TIAA-CREF Life Funds[2]

(B)	Form of Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Institutional Shares.[3]

(C)	Form of Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Service Shares.[3]

(D)	Form of Participation Agreement among TIAA-CREF Life, Calamos Advisors Trust, Calamos Advisors LLC, and Calamos Financial Services LLC with respect to Institutional Shares.[3]

(E)	Form of Participation Agreement among TIAA-CREF Life, Credit Suisse Trust, Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management Securities, Inc.[3]

(F)	Form of Participation Agreement among TIAA-CREF Life, Teachers Personal Investors Services, Inc., Franklin Templeton Variable Insurance Products Trust, and Franklin/Templeton Distributors, Inc.[3]

(G)	Form of Participation Agreement among TIAA-CREF Life, MFS Variable Insurance Trust, and Massachusetts Financial Services Company.[3]

(H)	Form of Participation Agreement among TIAA-CREF Life, Neuberger Berman Advisers Management Trust, and Neuberger Berman Management, Inc.[3]

(I)	Form of Participation Agreement among TIAA-CREF Life, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC.[3]

(J)	Form of Participation Agreement among TIAA-CREF Life, Royce & Associates, LLC, and Royce Capital Fund.[3]

(K)	Form of Participation Agreement among TIAA-CREF Life, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P.[3]

(L)	Form of Participation Agreement among TIAA-CREF Life, Salomon Brothers Variable Series Fund Inc., and Legg Mason Investor Services, LLC.[3]

(M)	Form of Participation Agreement among TIAA-CREF Life, Greenwich Street Series Fund, and Legg Mason Investor Services, LLC.[3]

(N)	Form of Participation Agreement among TIAA-CREF Life, Columbia Wanger Asset Management, LLP, Columbia Management Distributors, Inc., and Wanger Advisors Trust.[3]

(O)	Form of Participation Agreement among TIAA-CREF Life, WM Variable Trust, and WM Funds Distributor, Inc.[3]

(P)	Form of Participation Agreement among TIAA-CREF Life, The Prudential Series Fund, Prudential Investments LLC, and Prudential Investment Management Services LLC.[3]

(Q)	Form of Participation Agreement between Principal Variable Contracts Fund, Inc., Principal Funds Distributor Inc. and TIAA Life Insurance Company.[4]

(R)	Amendment to Participation and Distribution Agreement by and among TIAA-CREF Life, TIAA-CREF Life on behalf of the Registrant, and Teachers Personal Investors Services, Inc., dated as of October 19, 2004.[5]

(S)	Amendment to Participation and Distribution Agreement among TIAA-CREF Life Insurance Company, TIAA-CREF Life Funds, and Teachers Personal Investors Services, Inc., dated as of September 15, 2005.[6]

(T)	Form of Amendment to Fund Participation Agreement between Calamos Financial Services LLC and TIAA-CREF Life Insurance Company.[4]

(U)	Form of Amendment to Fund Participation Agreement by and between Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and TIAA-CREF Life Insurance Company.[4]

(V)	Amendment to Participation Agreement by and among Legg Mason Investors Services, LLC, Legg Mason Partners Variable Equity Trust, and TIAA-CREF Life Insurance Company[10]

(W)	Amendment to Participation Agreement by and among Legg Mason Investors Services, LLC, Legg Mason Partners Variable Income Trust, Legg Mason Partners Variable Equity Trust, and TIAA-CREF Life Insurance Company.[10]

(X)	Form of Amendment to Participation Agreement by and among Credit Suisse Trust, Credit Suisse Asset Management LLC, and Credit Suisse Asset Management Securities, Inc and TIAA-CREF Life Insurance Company.[4]

(Y)	Form of Fund/SERV and Networking Supplement to Participation Agreement by and among MFS Variable Insurance Trust and Massachusetts Financial Services Company.[4]

(Z)	Amendment to Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Institutional Shares, dated July 24, 2007.[10]

(AA)	Amendment to Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Service Shares, dated July 24, 2007.[10]

(AB)	Amendment to Participation Agreement among TIAA-CREF Life, Calamos Advisors Trust, Calamos Advisors LLC, and Calamos Financial Services LLC with respect to Institutional Shares, dated July 24, 2007.[10]

(AC)	Amendment to Participation Agreement among TIAA-CREF Life, Credit Suisse Trust, Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management Securities, Inc., dated July 24, 2007.[10]

(AD1)	Form of Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company and Teachers Personal Investors Services, LLC, dated July 24, 2007.[9]

(AD2)	Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company dated August 1, 2007.[10]

(AE)	Amendment to Participation Agreement among TIAA-CREF Life, MFS Variable Insurance Trust, and Massachusetts Financial Services Company, dated July 1, 2007.[10]

(AF)	Amendment to Participation Agreement among TIAA-CREF Life, Neuberger Berman Advisers Management Trust, and Neuberger Berman Management, Inc., dated July 27, 2007.[10]

(AG)	Amendment to Participation Agreement among TIAA-CREF Life, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC, dated July 24, 2007.[10]

(AH)	Amendment to Participation Agreement among TIAA-CREF Life, Royce & Associates, LLC, and Royce Capital Fund, dated July 24, 2007.[10]

(AI)	Amendment to Participation Agreement among TIAA-CREF Life, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated July 24, 2007.[10]

(AJ)	Form of Amendment to Participation Agreement among TIAA-CREF Life, Salomon Brothers Variable Series Fund Inc., and Legg Mason Investor Services, LLC, dated July 27, 2007.[9]

(AK)	Form of Amendment to Participation Agreement among TIAA-CREF Life, Greenwich Street Series Fund, and Legg Mason Investor Services, LLC, dated July 27, 2007.[9]

(AL)	Amendment to Participation Agreement among TIAA-CREF Life, Columbia Wanger Asset Management, LLP, Columbia Management Distributors, Inc., and Wanger Advisors Trust, dated July 24, 2007.[10]

(AM)	Amendment to Participation Agreement among TIAA-CREF Life, The Prudential Series Fund, Prudential Investments LLC, and Prudential Investment Management Services LLC, dated July 24, 2007.[10]

(AN)	Amendment to Participation Agreement between Principal Variable Contracts Fund, Inc., Principal Funds Distributor Inc. and TIAA-CREF Life Insurance Company, dated as of July 24, 2007.[10]

(AO)	Form of Shareholder Information Agreement between Credit Suisse Asset Management Securities, Inc. and TIAA-CREF Life Insurance Company.[4]

(AP)	Form of Shareholder Information Agreement between Delaware Service Company, Inc. Securities, Inc. and TIAA-CREF Life Insurance Company.[4]

(AQ)	Form of Shareholder Information Agreement between Neuberger Berman Management Inc. and TIAA-CREF Life Insurance Company.[4]

(AR)	Form of Shareholder Information Agreement between Prudential Investment Management Services LLC and TIAA-CREF Life Insurance Company.[4]

(AS)	Form of Shareholder Information Agreement between Royce Fund Services, Inc. and TIAA-CREF.[4]

(AT)	Form of Shareholder Information Agreement between Teachers Personal Investors Services, Inc. and TIAA-CREF Life Insurance Company.[7]

(AU)	Form of Shareholder Information Agreement between MFS Fund Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]

(AV)	Form of Shareholder Information Agreement between Allianz Global Investors Distributors LLC and TIAA-CREF Life Insurance Company.[4]

(AW)	Form Shareholder Information Agreement between Franklin Templeton Franklin/Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]

(AX)	Form of Amendment to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[4]

(AY)	Form of Amendment to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[4]

(AZ)	Distribution and Administrative Service Agreement between Neuberger Management Inc and TIAA-CREF Life Insurance Company.[4]

(BA)	Form of Administrative Services Agreement between Columbia Management Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]

(BB)	Administrative Services Agreement between Credit Suisse Asset Management, LLC and TIAA-CREF Life Insurance Company.[4]

(BC)	Administrative Services Agreement by and between Franklin Templeton Services, LLC, and TIAA-CREF Life Insurance Company.[4]

(BD)	Administrative Services Agreement between Legg Mason Investor Services, LLC and TIAA-CREF Life Insurance Company.[4]

(BE)	Administrative Services Agreement between Janus Capital Management LLC and TIAA-CREF Life Insurance Company.[4]

(BF)	Distribution and Shareholder Services Agreement between Janus Distributors LLC and TIAA-CREF Life Insurance Company.[4]

(BG)	Administrative Services Agreement between Royce & Associates, LLC and TIAA-CREF Life Insurance Company.[10]

(BH)	Amendment No. 1 to the Administrative Services Agreement by and between Franklin Templeton Services, LLC, and TIAA-CREF Life Insurance Company.[10]

(BI)	Amendment No. 1 to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[10]

(BJ)	Amendment No. 1 to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[10]

(BK)	Form of Administrative Services Agreement by and between McCamish Systems, LLC and TIAA-CREF Life Insurance Company.[11]

(BL)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the Separate Account.[11]

(BM)	Form of Domestic Custody Agreement by and between JP Morgan Chase Bank, N.A. and TIAA-CREF Life Insurance Company on behalf of the Separate Account.[11]

(BN)	Form of Participation Agreement among TIAA-CREF Life, ING Investors Trust, and ING Funds Distributor, LLC with respect to institutional shares.[12]

(BO)	Investment Advisory Agreement between TIAA-CREF Life Funds and Teachers Advisors, Inc[12]

(BP)	Administrative Services Agreement between TIAA-CREF Life Funds and Teachers Advisors, Inc[12]

(BQ)	Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (14)

(BR)	Form of Participation Agreement by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (15)

(BS)	Amendment to Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., TIAA-CREF Life Insurance Company, and TIAA-CREF Institutional and Individual Services, LLC.(16)

(BT)	Amendment to Fund Participation Agreement between ING Investors Trust, ING Investments Distributor, LLC, and TIAA-CREF Life Insurance Company.(16)

(BU)	Amendment to Fund Participation Agreement between T. Rowe Price Associates, Inc. and TIAA-CREF Life Insurance Company.(16)

(BV)	Amendment to Fund Participation Agreement between T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (16)

(9)	Legality Opinion and Consent of Meredith Kornreich, Esquire.*

(10)(A)	Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm(TO BE INCLUDED IN AN AMENDMENT TO THIS REGISTRATION)

(11)	None

(12)	None

(13)	Powers of Attorney.(16)

[1]	Incorporated by reference to the initial filing of the Registration Statement on Form N-4, filed August 18, 1998 (File No. 333-61761 and 811-08963).

[2]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, filed January 31, 2002 (File No. 333-62162).

[3]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed March 9, 2006, (File Nos. 333-128699 and 811-10393).

[4]	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6, filed May 2, 2007 (File Nos. 333-128699 and 811-10393).

[5]	Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, filed May 3, 2005 (File Nos. 333-62162 and 811-10393).

[6]	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed May 1, 2006 (File Nos. 333-128699 and 811-10393).

[7]	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed May 1, 2007 (File Nos. 333-46414 and 811-08963).

[8]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 9, 1998 (File Nos. 333-61761 and 811-08963).

[9]	Incorporated by reference to the initial filing of the Registration Statement on Form N-4, filed August 2, 2007 (File Nos. 333-145064 and 811-08963).

[10]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed October 29, 2007 (File Nos. 333-145064 and 811-08963).

[11]	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed April 18, 2008 (File Nos. 333-145064 and 811-08963).

[12]	Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, filed on May 1, 2010 (File Nos 333-145064 and 811-08963).

[13]	Incorporated by reference to the Registration Statement on Form N-6, filed on January 31, 2012 (File Nos 333-179272 and 811-22659).

[14]	Incorporated by reference to the Registration Statement on Form N-6, filed on April 24, 2013 (File Nos 333-145064 and 811-08963).

[15]	Incorporated by reference to the Registration Statement on Form N-6, filed on August 3, 2012 (File Nos 333-183060 and 811-22659).

[16]	Incorporated by reference to the Registration Statement on Form N-6, filed on April 24, 2013 (File Nos 333-145064 and 811-08963).
*	Filed herewith.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
David M. Anderson	Director, Chairman
Kathie Andrade	Director
Elizabeth D. Black	Director
Matthew Halperin	Director
Nancy Heller	Director
Eric T. Jones	Director
Matthew Kurzweil	Director
Russell Noles	Director
Ronald R. Pressman	Director
Martin Snow	Director
Elizabeth Debenedictis	Vice President, Third Party Insurance Wholesaling
Linda Dougherty	Vice President & Chief Financial Officer
Margarita Echevarria	Chief Compliance Officer
Richard Biegen	Chief Compliance Officer of the Separate Account
Jorge Gutierrez	Vice President, Treasurer
Meredith Kornreich	Vice President & General Counsel
Marjorie Pierre-Merrit	Vice President & Assistant Corporate Secretary
Jeremy Ragsdale	Vice President, Product Management
Kevin Tiernan	Vice President, Insurance & ATA Products

*	The principal business address for each officer and director is 730 Third Avenue, New York, New York 10017-3206

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

(1)    TIAA Board of Overseers is a New York not-for-profit corporation established to further education and other non-profit purposes by holding the stock of TIAA. TIAA’s capital stock, constituting all of its authorized shares of stock, was originally issued to the Carnegie Corporation of New York. The shares were transferred to Trustees of T.I.A.A. Stock, renamed TIAA Board of Overseers, after the enactment of the Laws of 1937, Chapter 880, New York State Law, approved by the Governor on June 3, 1937.

(2)    Teachers Insurance and Annuity Association of America (“TIAA”) is a New York domiciled life insurance company that issues guaranteed and variable annuities and life insurance for nonprofit and government institutions and their employees. TIAA employs all TIAA entities staff except for GreenWood Resources, Inc., Kaspick & Company, LLC, TIAA-CREF Asset Management UK Limited, TIAA-CREF Luxembourg S.a.r.l. and Westchester Group Investment Management, Inc. The TIAA Board of Overseers elects TIAA’s trustees.

• TIAA Separate Account VA-1 (“VA-1”) is a separate account registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company that offers individual, variable, after-tax annuities. VA-1 has only one investment portfolio, the Stock Index Account.

• TIAA Real Estate Account VA-2 (“VA-2”) is a separate account of TIAA that allows TIAA to offer a variable investment option based on real estate investments for TIAA’s pension annuities.

• TIAA Separate Account VA-3 (“VA-3”) is registered with the SEC as an investment company under the Investment Company Act of 1940 and operates as a unit investment trust. VA-3 is designed to fund individual and group variable contracts in retirement plans.

• TIAA Stable Value Separate Account – 1 (SVSA-1) created to support the obligations of TIAA under a group annuity contract offered to TIAA’s pension customers.

(3)    College Retirement Equities Fund is a New York not-for-profit corporation and an SEC registered investment company that issues variable annuity contracts for employees of nonprofit and government institutions. Art. II, Sec. 1 of CREF’s Constitution limits eligibility of the members of CREF to those persons who are members of TIAA Board of Overseers. The trustees of CREF are elected by CREF policyholders.

(4)    TIAA-CREF Redwood, LLC was established for the purpose of owning the membership interests in Kaspick & Company, LLC and Covariance Capital Management, Inc.

(5)    Kaspick & Company, LLC a registered investment adviser providing investment advice and gift administration services to charitable organizations and other non-profit institutions through investment management and gift administration agreements with charitable organizations, which act as trustees for donors (and their beneficiaries) participating in their planned giving programs.

(6)    TCT Holdings, Inc. is organized for the purpose of holding the stock of TIAA-CREF Trust Company, FSB, a federal savings bank.

(7)    TIAA-CREF Trust Company, FSB is a federally chartered savings bank that provides individual and institutional asset management and investment advice and retail banking and lending products for its customers.

(8)    TIAA-CREF Asset Management, Inc., formerly TIAA-CREF Enterprises, Inc. is organized for the purpose of holding (i) the stock of Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., TIAA-CREF Tuition Financing, Inc., and Westchester Group Investment Management Holding Company, Inc and (ii) membership interests of TCAM Core Property Fund GP LLC, TIAA Global Ag Special Member LLC, TIAA-CREF Alternatives Services, LLC, TIAA-CREF Alternatives Advisors, LLC, TIAA-CREF Investment Management LLC, TIAA-CREF International Holdings LLC, and Beaver Investment Holdings LLC.

(9)    TCAM Core Property Fund GP LLC was established to act as the general partner of TIAA-CREF Asset Management Core Property Fund, LP, an open-end private investment fund which owns an interest in TCAM Core Property Fund REIT LLC (“REIT”). The REIT owns the membership interests in TCAM Core Property Fund Operating GP LLC (“GP”). GP was organized to act as the general partner of TCAM Core Property Fund Operating LP, which is an unregistered fund organized as a vehicle for direct real estate investment by TCAM customers.

(10)  Teachers Advisors, Inc. is a registered investment advisor organized for the purpose of providing investment advice and management services to the TIAA Separate Account VA-1, the TIAA-CREF Funds, the TIAA-CREF Life Funds, and other affiliates. It provides investment adviser services for set contractual fees, with the intent of making a profit.

(11)  Teachers Personal Investors Services, Inc. is a registered broker-dealer organized for the purpose of providing distribution and administrative services for the TIAA Separate Account VA-1, the TIAA-CREF Funds and the TIAA-CREF Life Funds, and is the placement agent for the private funds managed by TIAA-CREF Asset Management.

(12)  TIAA-CREF Tuition Financing, Inc. (“TFI”) is organized to administer and provide advice to tuition savings and prepaid plans. It is a program manager providing program management services to state’s qualified tuition programs. TFI performs certain services related to plans on behalf of states. However, 529 plans are state products since Section 529 of the IRC only allows states and eligible educational institutions to establish and maintain 529 plans. TFI also manages the Independent 529 plans (I-529) which is sponsored by a consortium of private colleges and universities. TFI, with permission from the states, subcontracts with other entities to perform certain of the program management services.

(13)  TIAA-CREF Investment Management, LLC is a registered investment advisor, which provides investment management services for College Retirement Equities Fund.

(14)  TIAA-CREF Individual & Institutional Services, LLC (“Services”) is a registered broker-dealer and investment advisor, which provides distribution and related services for College Retirement Equities Fund, TIAA Real Estate Account and TIAA Separate Account VA-3, distribution services for the TIAA-CREF Funds, the TIAA-CREF Life Funds, TIAA-CREF Life Insurance Company’s fixed and variable annuity and variable life products and TCAM Funds, and third party funds within retirement and savings plans and administrative services to tuition savings products. Services also introduces self-directed brokerage accounts cleared through Pershing, LLC.

(15)  TIAA-CREF Life Insurance Company is a New York domiciled life insurance company that issues guaranteed and variable annuities, funding agreements, and life insurance, including variable life insurance, to the general public. TIAA-CREF Life Insurance Company holds the sole member interest in TIAA-CREF Insurance Agency, LLC.

•  TIAA-CREF Life Separate Account VA-1 is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 and qualifies as a separate account within the meaning of the federal securities laws. TC Life VA-1 offers variable investment options for its after-tax annuities. The Separate Account is divided into Investment Accounts, each of which invests in shares of one portfolio of affiliated and third-party mutual funds;

•  TIAA-CREF Life Separate Account VLI-1 is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 and qualifies as a separate account within the meaning of the federal securities laws. TC Life VLI-1 is used to provide values and benefits for life insurance policies. The Separate Account is divided into Investment Accounts, each of which invests in shares of one portfolio of affiliated and third-party mutual funds.

•  TIAA-CREF Life Separate Account VLI-2 is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 and qualifies as a separate account within the meaning of the federal securities laws. TC Life VLI-2 is used to provide values and benefits for life insurance policies. The Separate Account is divided into Investment Accounts, each of which invests in shares of one portfolio of affiliated and third-party mutual funds.

•  TIAA-CREF Life Separate Account (MVA-1) is a non-unitized separate account that will support a flexible premium deferred fixed annuity contract subject to withdrawal charges and a market value adjustment feature (“MVA Contract”). Since the MVA Contract is viewed as a security under the Securities Act of 1933, TC Life has filed a Registration Statement Form S-1 for TC Life MVA-1 with the SEC.

(16)  TIAA-CREF Insurance Agency, LLC is a licensed life insurance agent offering insurance services and products.

(17)  Investment Subsidiaries: Corporations, trusts, and limited liability companies (“LLCs”) were organized by TIAA to hold real estate, mortgage, and securities investments for the General Account. Some may no longer hold any assets. All issued and outstanding stock of the corporations, trusts, and memberships in the LLCs are owned, directly or indirectly, by TIAA. INTERNATIONAL entities were organized by TIAA to hold investments for the General Account and Separate Accounts. All issued and outstanding stock is owned indirectly by TIAA.

(18)  Separate Real Estate Account Subsidiaries own real estate or hold partnership interests in joint ventures that own commercial real estate for the benefit of the Separate Real Estate Account (VA-2).

(19)  TIAA-CREF International Holdings LLC was organized to hold the ownership interests in (i) TIAA-CREF Asset Management UK Limited, organized in England and (ii) TIAA-CREF Luxembourg S.a.r.l., organized in Luxembourg.

(20)  TIAA-CREF Asset Management UK Limited was organized in England to provide advisory services to TIAA’s UK and other European real estate investments.

(21)  Oleum Holding Company, Inc. was organized to own the shares of Polar Star Canadian Oil and Gas Holding, Inc., a Canadian entity.

(22)  Polar Star Canadian Oil and Gas, Inc. was organized in Canada, and whose shares are owned by Polar Star Canadian Oil and Gas Holding, Inc. also organized in Canada, is engaged in oil and gas exploration and production. Polar Star Canadian Oil and Gas, Inc. also owns an interest in Adastra Management, Inc. a Canadian entity formed to manage the day to day activities of Polar Star Canadian Oil and Gas, Inc.

(23)  TIAA Global Markets, Inc. was formed to issue debt instruments.

(24)  TIAA-CREF LPHC, LLC, was organized to hold the membership interests in TCAM DOF GP LLC and TIAA-CREF Real Property GP, LLC.

•  TCAM DOF GP LLC was established to act as the general partner of TIAA-CREF Asset Management Distressed Opportunities Fund, L.P., a closed-end private investment fund which will primarily invest in pooled investment vehicles with distressed debt or distressed equity strategies and will issue limited partnership interests to investors.

•  TIAA-CREF Real Property GP, LLC was established to act as the general partner of TIAA-CREF Real Property LP, which after the formation process is complete will own TIAA-CREF Real Property REIT, LLC. TIAA-CREF Real Property REIT, LLC will hold title to real estate and real estate related investments.

(25)  Active Extension Fund I, LLC, Active Extension Fund III, LLC and Active Extension Fund V – Analyst Market Neutral, LLC were organized to hold investments and to engage in investment strategies.

(26)  T-C SMA I, LLC was organized to act as the general partner of CPPIB-TIAA U.S. Real Property Fund, L.P, which acts as a member of C-T REIT LLC, which acts as member of C-T Shenandoah. T-C SMA III, LLC was organized to act as the general partner of TIAA-CPPIB Commercial Mortgage Company, L.P., which acts as a member of TIAA-CPPIB Commercial Mortgage Company REIT LLC.

(27)  Covariance Capital Management, Inc. was organized to (i) act as an investment adviser to mid-size endowments and foundations and (ii) own the membership interests in CCAP GP, LLC, which in turn acts as the general partner of CCAP Fund I, L.P., CCAP Fund 2, L.P., CCAP Fund 3, L.P. a Cayman Islands limited partnership, CCAP Fund 4, L.P., a Cayman Islands limited partnership, CCAP Fund 5, L.P., a Cayman Islands limited partnership, CCAP Fund 6-2013, L.P., CCAP Fund 7, L.P. and CCAP Fund 9, L.P which were organized to hold investments.

(28)  Westchester Group Investment Management Holding Company, Inc. was organized to acquire an interest in certain assets of an Illinois corporation and to contribute that interest to Westchester Group Investment Management, Inc.

(29)  Westchester Group Investment Management, Inc. was organized to operate an agricultural asset management business. Westchester Group Investment Management, Inc. owns 100% of the following operating subsidiaries: 1) Westchester Group Asset Management, Inc., an Illinois corporation, manages and provides advice on agricultural assets; 2) Westchester Group Farm Management, Inc., an Illinois corporation, manages farm assets; 3) Westchester Group Real Estate, Inc., an Illinois corporation, provides real estate services related to agricultural assets (buy, sell, leasing); 4) Terra Land Company, an Illinois corporation, facilitates purchase and sale of land; 5) Premiere Almonds LLC processes and markets almonds; 6) Westchester Group of Australia Pty Ltd., organized in Australia, provides advice on agricultural investments in Australia; 7) Premiere Agricultural Management International LLC was formed to act as manager of International Agricultural Investors Fund II, LLC; and 8) International Agricultural Management, LLC was formed to act as manager of International Agricultural Investors, LLC.

(30)  TIAA Global Ag Holdco LLC was organized to act as the holding company for TIAA’s interest in TIAA-CREF Global Agriculture LLC as described in Section 31.

(31)  TIAA-CREF Global Agriculture LLC (“Global Ag Fund”) was organized to act as the investment vehicle and hold the ownership interests in the following U.S., Australian and Brazilian entities that will invest in agricultural land: TIAA-CREF Global Agriculture BR, LLC, Global AG Properties Australia Pty, Ltd. organized in Australia, Global Ag Properties Australia Trust organized in Australia and Nova Gaia Brasil Participaco Ltda. organized in Brazil.

(32)  TIAA-CREF Luxembourg S.a.r.l. was organized in Luxembourg to provide accounting and domiciliary services to certain Luxembourg entities as described in Section 17.

(33)  TIAA-CREF Alternatives Advisors, LLC was organized to provide advice to TIAA affiliates invested in alternative assets.

(34)  TIAA-CREF Alternatives Services, LLC was organized to provide administrative services to TIAA affiliates invested in alternative assets.

(35)   CCM Series, LLC and CCM Series 2, LLC were organized to hold investments.

(36)  CCAP GP, LLC was organized to act as general partner for the following entities: CCAP Fund 1, L.P, CCAP Fund 2, L.P., CCAP Fund 3, L.P., a Cayman Islands limited partnership, CCAP Fund 4, L.P., a Cayman Islands limited partnership, CCAP Fund 5, L.P., a Cayman Islands limited partnership, CCAP Fund 7, L.P. and CCAP Fund 9, L.P. which were organized to hold investments.

(37)  Global Ag Fund related entities are the following entities formed to act as a general partner: TCGA Investor Fund GP, LLC which acts as the general partner of TIAA- CREF Global Agriculture Investor Fund, LP and Global AG AIV (CN) GP, LLC which acts as the general partner of Global Agriculture AIV (CN), LP as described in Section 31.

(38)  Beaver Investment Holdings, LLC was organized to own a majority portion of the common stock of GreenWood Resources, Inc.

(39)  GreenWood Resources, Inc. (“GWR”) is an advisor and manager of timber and related investments. GWR holds the ownership interest in the following subsidiaries and related entities: GreenWood Resources Capital Management, LLC (a registered investment advisor), GWR-GTFF Investment LLC (entity formed to act as the limited partner of GTFF LP, a Delaware limited partnership), GTFF GP, LLC (entity formed to act as general partner for GTFF LP), GWR International Ltd. (BVI), organized in the British Virgin Islands, (the holding company formed to hold ownership interests in all GWR foreign subsidiaries), GWR China Ltd. (BVI), organized in the British Virgin Islands, (entity formed as a holding company for the operating company in China), GreenWood China Capital Partners Ltd. (HK), organized in Hong Kong, (the holding company for GWR equity interest in an investment) , GreenWood Resources Beijing Forestry Co., organized in China, (the local Chinese operating company which provides property management services), GWR SA, Ltd. (BVI), organized in the British Virgin Islands, (the holding company established to hold ownership interests in South American operating entities), GWR Europe Ltd. (UK), organized in the United Kingdom, (the holding company for European operating entities), GreenWood Resources Poland sp. Z.o.o., organized in Poland, (the local Polish operating company providing property management services to Renewable Timber Resources Europe LLC (See Section 17), which owns interests in Topola Lasy Spolka (See Section 17).

(40)  GreenWood Resources Capital Management LLC is a registered investment advisor and a wholly owned operating subsidiary of GWR.

(41)  730 Texas Forest Holdings, Inc. was organized to act as a general partner of 730 Texas Timberlands, Ltd. and 730 Texas Timberlands II, Ltd. (42) Inception GP LLC was organized to act as general partner of Inception Partners III, L.P., Inception Partners IV, L.P., Inception Partners V, L.P.

(42)  Inception GP LLC was organized to act as general partner of Inception Partners III, L.P., Inception Partners IV, L.P., Inception Partner V, L.P.

Additional entities, comprised of joint venture subsidiaries, are not individually listed herein. While they technically are controlled by TIAA by virtue of the grant of voting rights to TIAA upon creation of each subsidiary, TIAA does not actively control the day-to-day activities and instead defers to its partners.

Item 27. Number of Contractowners

As of September 30, 2013, there were no Owners of the Qualified Contracts and 3,462 Owners of the Non-Qualified Contracts.

Item 28. Indemnification

The TIAA-CREF Life bylaws provide that the TIAA-CREF Life Insurance Company will indemnify, in the manner and to the fullest extent permitted by law, each person made or threatened to be made a party to any action, suit or proceeding, whether or not by or in the right of the TIAA-CREF Life Insurance Company, and whether civil, criminal, administrative, investigative or otherwise, by reason of the fact that he or she or his or her testator or intestate is or was a director, officer or employee of the TIAA-CREF Life Insurance Company, or is or was serving at the request of the TIAA-CREF Life Insurance Company as director, officer or employee of any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, if such director, officer or employee acted, in good faith, for a purpose which he reasonably believed to be in, or in the case of service for any other corporation or any partnership, joint venture trust, employee benefit plan or other enterprise, not opposed to, the best interests of the TIAA-CREF Life Insurance Company and in criminal actions or proceedings, in addition, had no reasonable cause to believe his or her conduct was unlawful. To the fullest extent permitted by law such indemnification shall include judgments, fines, amounts paid in settlement, and reasonable expenses, including attorneys’ fees. No payment of indemnification, advance or allowance under the foregoing provisions shall be made unless a notice shall have been filed with the Superintendent of Insurance of the State of New York not less than thirty days prior to such payment specifying the persons to be paid, the amounts to be paid, the manner in which payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Securities Act”) may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Other Activity. TIAA-CREF Individual & Institutional Services, LLC (“TC Services”) acts as principal underwriter of the Policies as defined in the Investment Company Act of 1940, as amended. TC Services is also principal underwriter for TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds, and variable annuity contracts issued by TIAA-CREF Life Separate Account VA-1 and TIAA Separate Account VA-1.

(b)	Management.

Name and Principal Business Address*	Positions and Offices with Underwriter
Kathie J. Andrade	President and Chief Executive Officer
Stephen D. Collier	Senior Vice President, Head of Tax
William C. Bair	Vice President and Chief Financial Officer
Yves P. Denize	Vice President and Chief Legal Officer
Linda Dougherty	Vice President and Controller
Peter Kennedy	Vice President and Chief Operating Officer
Pamela Lewis Marlborough	Vice President and Assistant Secretary
Raymond Bellucci	Vice President
Kevin C. Brown	Vice President
Douglas Chittenden	Vice President
William Griesser	Vice President
Christopher J. Weyrauch	Senior Managing Director
Catherine McCabe	Managing Director
Peter Case	Director of Operations
Patricia Adams	Assistant Director, Operations
Samuel Turvey	Chief Compliance Officer
Thomas Dudek	Anti-Money Laundering Officer
Jorge Gutierrez	Treasurer
Jennifer Sisom	Assistant Treasurer
Marjorie Pierre-Merritt	Secretary
Janet Acosta	Assistant Secretary
Henry W. Atkinson	Assistant Secretary
Nicholas Cifelli	Assistant Secretary
Gail Clinton	Assistant Secretary
Jamin R. Jenkins	Assistant Secretary
Ann Medeiros	Assistant Secretary

*	The address of each Director and Officer is c/o TIAA-CREF Individual & Institutional Services, LLC, 730 Third Avenue, New York, NY 10017-3206

(c)	Compensation From the Registrant. None

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain 22 Kimberly Road East Brunswick, NJ 08816, 5 North 11th Street, Brooklyn, NY 11211, File Vault, 839 Exchange Street, Suite A, Charlotte, NC 28208, State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, MO 64105, JP Morgan Chase Bank, 4 Chase Metrotech Center Brooklyn, NY 11245, and McCamish Systems LLC, Storage of Documents: Iron Mountain, 660 Distribution Drive, Atlanta, GA 30336, Storage of Electronic Date: Quality Technology Services, 300 Satellite Blvd, Suwanee, GA 30024.

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) TIAA-CREF Life represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA-CREF Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA Life Separate Account VA-1 has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 22nd of October, 2013.

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

BY: TIAA-CREF Life Insurance Company

(On behalf of the Registrant and itself)

By:	*
David M. Anderson President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons on October 22, 2013, in the capacities indicated.

Signature	Title

*	President and Chief Executive Officer
David M. Anderson

*	Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)
Linda S. Dougherty

*	Director
David M. Anderson

*	Director
Kathie Andrade

*	Director
Elizabeth D. Black

*	Director
Matthew Halperin

*	Director
Nancy Heller

*	Director
Eric T. Jones

*	Director
Matthew Kurzweil

*	Director
Russell Noles

*	Director,
Ronald R. Pressman

*	Director
Martin Snow

*	Signed by Kenneth W. Reitz, Esq. as attorney-in-fact pursuant to a Power of Attorney effective: October 22, 2013

/s/ Kenneth W. Reitz
Kenneth W. Reitz, Esq. Attorney-in-fact

EXHIBIT INDEX

(4) (B)	Guaranteed Living Benefit Rider.

(4) (C)	Partial Annuitization Endorsement

(9)	Legality Opinion and Consent of Meredith Kornreich, Esquire